North Square Spectrum Alpha Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 1.4%
3,500 iShares® Russell 2000 ETF $ 1,028,755
TOTAL EXCHANGE-TRADED FUNDS (Cost $965,687) 1,028,755
MUTUAL FUNDS — 97.9%
1,988,570 North Square Dynamic Small Cap Fund, Class I
(a)(b)
38,876,540
1,008,065 North Square Kennedy MicroCap Fund, Class I
(a)
16,612,913
999,222 North Square Select Small Cap Fund, Class I
(a)
15,717,767
TOTAL MUTUAL FUNDS (Cost $47,513,756) 71,207,220
SHORT-TERM INVESTMENTS — 0.8%
600,241 First American Treasury Obligations Fund, Class X, 3.60%
(c)
600,241
TOTAL SHORT-TERM INVESTMENTS (Cost $600,241) 600,241
TOTAL INVESTMENTS — 100.1% (Cost $49,079,684) $ 72,836,216
Liabilities in Excess of Other Assets —  (0.1)% (48,530)
NET ASSETS — 100.0% $ 72,787,686
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2026, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 53.4% of the Fund.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ETF - Exchange-Traded Funds

North Square Dynamic Small Cap Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5%
COMMUNICATIONS — 1.6%
ADVERTISING & MARKETING — 0.6%
47,080 Magnite , Inc.
(a)
$ 1,105,909
225,923 MNTN, Inc.
(a)
2,970,888
4,076,797
ENTERTAINMENT CONTENT — 0.4%
38,848 Starz Entertainment Corp.
(a)
1,028,501
48,530 Versant Media Group, Inc. 1,995,553
3,024,054
INTERNET MEDIA & SERVICES — 0.3%
850,452 Nextdoor Holdings, Inc.
(a)
1,913,517
TELECOMMUNICATIONS — 0.3%
107,450 Cogent Communications Holdings, Inc. 1,025,073
394,522 Gogo, Inc.
(a)
994,195
2,019,268
TOTAL  COMMUNICATIONS 11,033,636
CONSUMER DISCRETIONARY — 11.6%
APPAREL & TEXTILE PRODUCTS — 0.7%
88,720 Levi Strauss & Co., Class A 1,841,827
19,144 Rocky Brands, Inc. 865,501
45,590 Steven Madden Ltd. 1,968,576
4,675,904
AUTOMOTIVE — 2.4%
196,958 Dana, Inc. 5,904,801
184,863 Garrett Motion, Inc. 4,982,058
20,130 Lear Corp. 2,516,049
54,224 Standard Motor Products, Inc. 2,045,329
26,410 Versigent PLC 1,251,834
16,700,071
CONSUMER SERVICES — 3.3%
35,630 Adtalem Global Education, Inc.
(a)
4,714,918
41,030 Bright Horizons Family Solutions, Inc.
(a)
3,043,606
20,124 Grand Canyon Education, Inc.
(a)
2,980,968
144,368 Laureate Education, Inc., Class A
(a)
5,418,131
41,030 Strategic Education, Inc. 3,398,925
46,515 Stride, Inc.
(a)
4,032,385
23,588,933
E-COMMERCE DISCRETIONARY — 0.9%
79,560 FIGS, Inc., Class A
(a)
1,220,450
247,417 Revolve Group, Inc.
(a)
5,497,606
6,718,056
HOME & OFFICE PRODUCTS — 0.1%
8,175 Flexsteel Industries, Inc. 650,239

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
CONSUMER DISCRETIONARY — 11.6% (Continued)
HOME CONSTRUCTION — 0.3%
36,919 Forestar Group, Inc.
(a)
$ 1,043,700
16,325 Meritage Homes Corp. 1,133,445
2,177,145
LEISURE FACILITIES & SERVICES — 2.2%
142,332 Accel Entertainment, Inc.
(a)
1,656,744
98,639 Madison Square Garden Entertainment Corp.
(a)
7,663,264
443,744 Super Group (SGHC) Ltd. 6,008,294
15,328,302
LEISURE PRODUCTS — 0.7%
43,580 Callaway Golf Co.
(a)
684,642
31,989 JAKKS Pacific, Inc. 803,244
166,340 Peloton Interactive, Inc., Class A
(a)
891,582
35,490 Polaris, Inc. 2,290,525
4,669,993
RETAIL - DISCRETIONARY — 1.0%
3,260 Abercrombie & Fitch Co., Class A
(a)
466,441
54,290 Bath & Body Works, Inc. 1,045,082
20,870 Signet Jewelers Ltd. 1,717,184
21,960 Urban Outfitters, Inc.
(a)
1,771,952
21,600 Victoria's Secret & Co.
(a)
1,844,856
6,845,515
TOTAL  CONSUMER DISCRETIONARY 81,354,158
CONSUMER STAPLES — 3.0%
BEVERAGES — 1.4%
9,290 Coca-Cola Consolidated, Inc. 1,816,845
113,034 Vita Coco Co., Inc. (The)
(a)
6,636,791
199,093 Westrock Coffee Co.
(a)
1,550,935
10,004,571
FOOD — 0.9%
260,018 Dole PLC 3,601,249
74,250 Herbalife Ltd.
(a)
816,008
5,906 John B Sanfilippo & Son, Inc. 435,213
30,325 Nature's Sunshine Products, Inc.
(a)
429,099
3,770 Seneca Foods Corp., Class A
(a)
747,553
26,992 USANA Health Sciences, Inc.
(a)
384,906
6,414,028
HOUSEHOLD PRODUCTS — 0.2%
204,108 Honest Co., Inc. (The)
(a)
1,167,498
WHOLESALE - CONSUMER STAPLES — 0.5%
34,689 Chefs' Warehouse, Inc. (The)
(a)
3,901,472
TOTAL  CONSUMER STAPLES 21,487,569

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
ENERGY — 6.7%
OIL & GAS PRODUCERS — 1.8%
145,956 HighPeak Energy, Inc. $ 1,195,380
701,550 Kosmos Energy Ltd.
(a)
2,006,433
52,133 PBF Energy, Inc., Class A 3,805,188
11,141 Summit Midstream Corp.
(a)
388,041
15,300 Sunococorp , LLC 1,188,810
100,960 Talos Energy, Inc.
(a)
1,742,569
687,984 W&T Offshore, Inc. 2,552,421
12,878,842
OIL & GAS SERVICES & EQUIPMENT — 3.0%
77,343 Bristow Group, Inc. 3,510,599
33,802 Forum Energy Technologies, Inc.
(a)
2,770,750
90,332 Matrix Service Co.
(a)
976,489
143,110 National Energy Services Reunited Corp.
(a)
5,024,592
311,022 Oil States International, Inc.
(a)
2,743,214
110,822 Ranger Energy Services, Inc. 1,850,727
69,790 Seadrill Ltd.
(a)
3,400,169
124,596 Smart Sand, Inc. 656,621
20,933,161
RENEWABLE ENERGY — 1.9%
87,580 American Superconductor Corp.
(a)
2,514,422
52,814 EnerSys 9,710,382
63,759 Green Plains, Inc.
(a)
921,317
13,146,121
TOTAL  ENERGY 46,958,124
FINANCIALS — 16.2%
ASSET MANAGEMENT — 1.7%
11,749 Acadian Asset Management, Inc. 1,106,756
25,649 First Western Financial, Inc.
(a)
794,349
190,169 GCM Grosvenor, Inc. 2,622,430
19,410 Oppenheimer Holdings, Inc., Class A 2,305,714
7,596 Virtus Investment Partners, Inc. 1,257,138
115,838 Wealthfront Corp.
(a)
1,066,868
161,410 Webull Corp.
(a)
1,530,167
56,810 WisdomTree, Inc. 1,366,849
12,050,271
BANKING — 8.1%
127,724 Banc of California, Inc. 2,378,221
35,397 Bank of Marin Bancorp 940,852
12,714 Bankwell Financial Group, Inc. 835,818
11,639 BayCom Corp. 347,191
24,380 Beacon Financial Corp. 756,999
100,999 Bridgewater Bancshares, Inc.
(a)
2,128,049
13,440 Byline Bancorp, Inc. 509,645

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
FINANCIALS — 16.2% (Continued)
BANKING — 8.1% (Continued)
32,810 California BanCorp $ 698,197
93,443 Carter Bankshares , Inc. 2,919,159
28,910 CF Bankshares , Inc. 999,130
73,782 Colony Bankcorp , Inc. 1,560,489
21,100 First Bank 375,580
64,249 FVCBankcorp , Inc. 1,173,187
85,214 Hanmi Financial Corp. 2,641,634
133,276 Kearny Financial Corp. 1,315,434
114,911 Live Oak Bancshares, Inc. 4,526,344
26,292 Metropolitan Bank Holding Corp. 2,386,788
74,076 Midland States Bancorp, Inc. 2,428,952
79,062 Northpointe Bancshares, Inc. 1,343,263
83,650 OFG Bancorp 4,353,983
58,765 Orrstown Financial Services, Inc. 2,450,501
58,644 Peapack Gladstone Financial Corp. 2,617,868
34,888 Ponce Financial Group, Inc.
(a)
707,529
84,842 Primis Financial Corp. 1,348,988
100,684 RBB Bancorp 2,612,750
92,448 Shore Bancshares, Inc. 2,122,606
7,583 Southern First Bancshares, Inc.
(a)
465,217
14,470 Southern Missouri Bancorp, Inc. 1,064,847
11,121 Timberland Bancorp, Inc. 507,006
30,784 Univest Financial Corp. 1,278,152
250,190 Valley National Bancorp 3,412,592
49,314 WSFS Financial Corp. 3,819,369
57,026,340
INSTITUTIONAL FINANCIAL SERVICES — 2.4%
523,804 BGC Group, Inc., Class A 6,290,886
143,370 Marex Group Ltd. 10,391,458
16,682,344
INSURANCE — 3.5%
60,646 American Integrity Insurance Group, Inc.
(a)
1,576,796
12,880 Hamilton Insurance Group Ltd., Class B
(a)
452,861
26,072 Heritage Insurance Holdings, Inc.
(a)
876,541
82,630 Jackson Financial, Inc. 11,025,321
85,770 Kemper Corp. 2,416,998
53,246 Mercury General Corp. 5,428,962
117,119 Pelagos Insurance Capital Ltd. 2,858,875
16,080 Slide Insurance Holdings, Inc. 373,860
25,010,214
SPECIALTY FINANCE — 0.5%
5,970 Bread Financial Holdings, Inc. 623,686

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
FINANCIALS — 16.2% (Continued)
SPECIALTY FINANCE — 0.5% (Continued)
167,070 LendingClub Corp.
(a)
$ 2,937,090
3,560,776
TOTAL  FINANCIALS 114,329,945
HEALTH CARE — 18.0%
BIOTECH & PHARMA — 13.4%
145,350 ADMA Biologics, Inc.
(a)
1,364,836
65,394 Agios Pharmaceuticals, Inc.
(a)
2,202,470
1,763 Axsome Therapeutics, Inc.
(a)
349,991
81,660 Bicara Therapeutics, Inc.
(a)
1,887,979
338,936 Biohaven Ltd.
(a)
5,175,553
21,430 BridgeBio Pharma, Inc.
(a)
1,641,324
144,563 Celldex Therapeutics, Inc.
(a)
5,729,032
411,366 Compass Therapeutics, Inc.
(a)
983,165
17,440 Disc Medicine, Inc.
(a)
1,371,656
206,123 Fortrea Holdings, Inc.
(a)
3,786,480
18,790 Harmony Biosciences Holdings, Inc.
(a)
739,950
77,470 Iovance Biotherapeutics, Inc.
(a)
632,930
303,094 Janux Therapeutics, Inc.
(a)
5,522,373
51,510 Kodiak Sciences, Inc.
(a)
1,923,899
240,434 Kura Oncology, Inc.
(a)
3,041,490
49,614 Liquidia Corp.
(a)
3,382,186
184,573 Mineralys Therapeutics, Inc.
(a)
4,737,989
130,860 MoonLake Immunotherapeutics
(a)
1,969,443
133,681 Nuvation Bio, Inc.
(a)
890,315
43,780 Ocular Therapeutix , Inc.
(a)
459,252
410,617 ORIC Pharmaceuticals, Inc.
(a)
5,333,915
16,951 Phibro Animal Health Corp., Class A 639,731
2,890 Praxis Precision Medicines, Inc.
(a)
1,012,367
22,780 Protagonist Therapeutics, Inc.
(a)
3,365,745
73,069 Rapport Therapeutics, Inc.
(a)
3,556,268
5,050 Rhythm Pharmaceuticals, Inc.
(a)
535,957
293,987 Savara , Inc.
(a)
1,584,590
107,281 Septerna , Inc.
(a)
4,092,770
74,238 Solid Biosciences, Inc.
(a)
711,200
238,390 Syndax Pharmaceuticals, Inc.
(a)
4,598,543
104,930 Tango Therapeutics, Inc.
(a)
2,396,601
53,740 Travere Therapeutics, Inc.
(a)
3,561,887
58,212 Tyra Biosciences, Inc.
(a)
1,457,046
32,670 Ultragenyx Pharmaceutical, Inc.
(a)
823,611
11,035 Vaxcyte , Inc.
(a)
670,266
86,137 Viridian Therapeutics, Inc.
(a)
1,994,933
326,966 Wave Life Sciences, Inc.
(a)
1,602,133
91,397 Xenon Pharmaceuticals, Inc.
(a)
5,503,927

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
HEALTH CARE — 18.0% (Continued)
BIOTECH & PHARMA — 13.4% (Continued)
397,728 Xeris Biopharma Holdings, Inc.
(a)
$ 3,356,824
94,590,627
HEALTH CARE FACILITIES & SERVICES — 1.4%
204,749 Ardent Health, Inc.
(a)
2,215,384
406,927 Aveanna Healthcare Holdings, Inc.
(a)
5,460,960
94,658 InnovAge Holding Corp.
(a)
1,022,307
139,770 Viemed Healthcare, Inc.
(a)
1,235,567
9,934,218
MEDICAL EQUIPMENT & DEVICES — 3.2%
40,130 Adaptive Biotechnologies Corp.
(a)
1,000,039
465,925 Butterfly Network, Inc.
(a)
3,676,148
614,892 Cerus Corp.
(a)
1,623,315
11,150 Conmed Corp. 555,827
225,563 Delcath Systems, Inc.
(a)
3,712,767
109,040 Envista Holdings Corp.
(a)
2,959,346
61,137 NeuroPace , Inc.
(a)
895,657
282,460 NovoCure Ltd.
(a)
4,985,419
222,493 RxSight , Inc.
(a)
1,630,874
61,083 STAAR Surgical Co.
(a)
1,379,865
22,419,257
TOTAL  HEALTH CARE 126,944,102
INDUSTRIALS — 16.4%
AEROSPACE & DEFENSE — 1.8%
65,362 AerSale Corp.
(a)
358,837
81,360 Astronics Corp.
(a)
5,993,791
12,483 Innovative Solutions and Suport , Inc.
(a)
237,177
10,530 Mercury Systems, Inc.
(a)
919,585
12,721 Moog, Inc., Class A 4,725,852
34,860 Redwire Corp.
(a)
373,002
12,608,244
COMMERCIAL SUPPORT SERVICES — 3.2%
48,975 CorVel Corp.
(a)
3,373,398
170,983 GEO Group, Inc. (The)
(a)
5,438,969
48,483 Innodata, Inc.
(a)
2,735,411
19,640 ManpowerGroup, Inc. 1,236,338
51,595 TriNet Group, Inc. 3,626,613
79,319 V2X Inc.
(a)
6,120,254
22,530,983
ELECTRICAL EQUIPMENT — 1.1%
2,037 Argan, Inc. 865,705
90,710 Babcock & Wilcox Enterprises, Inc.
(a)
683,953
480,553 Evolv Technologies Holdings, Inc.
(a)
2,503,681

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
INDUSTRIALS — 16.4% (Continued)
ELECTRICAL EQUIPMENT — 1.1% (Continued)
86,359 nLight , Inc.
(a)
$ 3,650,395
7,703,734
ENGINEERING & CONSTRUCTION — 4.8%
125,809 Centuri Holdings, Inc.
(a)
2,567,761
49,895 Concrete Pumping Holdings, Inc.
(a)
450,552
66,317 Energy Services of America Corp. 772,593
47,376 Everus Construction Group, Inc.
(a)
5,454,399
95,553 Frontdoor , Inc.
(a)
7,727,371
85,465 MISTRAS Group, Inc.
(a)
1,603,323
21,816 MYR Group, Inc.
(a)
6,357,619
166,093 TSS, Inc.
(a)
1,307,152
85,992 Tutor Perini Corp. 7,612,012
33,852,782
INDUSTRIAL INTERMEDIATE PROD — 0.1%
9,346 Park-Ohio Holdings Corp. 421,785
INDUSTRIAL INTERMEDIATE PRODUCTS — 0.4%
65,922 Insteel Industries, Inc. 1,984,252
18,058 Mueller Industries, Inc. 1,127,000
3,111,252
INDUSTRIAL SUPPORT SERVICES — 0.5%
358,066 Custom Truck One Source, Inc.
(a)
3,297,788
MACHINERY — 1.9%
7,735 Albany International Corp., Class A 428,751
57,458 Douglas Dynamics, Inc. 2,359,800
9,315 Eastman Kodak Co.
(a)
83,649
8,620 Ichor Holdings Ltd.
(a)
461,773
50,800 Kennametal, Inc. 1,490,472
97,361 Luxfer Holdings PLC 1,672,662
120,375 Manitowoc Company, Inc. (The)
(a)
2,337,683
109,408 Mueller Water Products, Inc., Class A 2,641,109
56,824 Power Solutions International, Inc.
(a)
2,063,279
13,539,178
TRANSPORTATION & LOGISTICS — 2.6%
30,943 Covenant Logistics Group, Inc., Class A 1,093,835
88,920 DHT Holdings, Inc. 1,742,832
81,324 Dorian LPG Ltd. 4,069,453
122,965 Genco Shipping & Trading Ltd. 3,225,372
23,660 Kirby Corp.
(a)
3,356,407
241,231 Pangaea Logistics Solutions Ltd. 1,958,796
166,601 Safe Bulkers, Inc. 1,437,767

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
INDUSTRIALS — 16.4% (Continued)
TRANSPORTATION & LOGISTICS — 2.6% (Continued)
16,420 Scorpio Tankers, Inc. $ 1,294,881
18,179,343
TOTAL  INDUSTRIALS 115,245,089
MATERIALS — 5.2%
CHEMICALS — 1.8%
48,890 Balchem Corp. 8,599,262
8,840 Materion Corp. 2,086,947
345,360 Tronox Holdings PLC, Class A 1,826,955
12,513,164
CONSTRUCTION MATERIALS — 0.2%
4,783 NWPX Infrastructure, Inc.
(a)
525,747
7,652 United States Lime & Minerals, Inc. 903,931
1,429,678
CONTAINERS & PACKAGING — 1.1%
107,390 Ardagh Metal Packaging SA 545,541
325,573 Graphic Packaging Holding Co. 3,646,418
59,627 Karat Packaging, Inc. 2,840,630
198,387 Ranpak Holdings Corp.
(a)
942,338
7,974,927
FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
162,441 Magnera Corp.
(a)
2,040,259
METALS & MINING — 1.8%
150,993 Constellium SE, Class A
(a)
3,990,745
94,459 Dakota Gold Corp.
(a)
574,311
79,720 Ivanhoe Electric, Inc.
(a)
881,703
36,822 Kaiser Aluminum Corp. 5,846,597
181,876 Novagold Resources, Inc.
(a)
1,564,134
12,857,490
TOTAL  MATERIALS 36,815,518
REAL ESTATE — 6.4%
REAL ESTATE SERVICES — 1.8%
432,728 Cushman & Wakefield Ltd.
(a)
5,837,501
430,522 Newmark Group, Inc., Class A 6,556,850
12,394,351
REIT — 4.6%
27,862 American Assets Trust, Inc. 625,780
7,960 CBL & Associates Properties, Inc. 435,332
49,718 Chatham Lodging Trust 647,825
105,880 CoreCivic , Inc.
(a)
3,517,334
219,309 DiamondRock Hospitality Co. 2,699,694
55,846 EPR Properties 3,278,719
156,460 Hudson Pacific Properties, Inc.
(a)
1,966,702

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
REAL ESTATE — 6.4% (Continued)
REIT — 4.6% (Continued)
199,587 Industrial Logistics Properties Trust $ 1,647,591
251,476 Outfront Media, Inc. 7,388,365
15,234 Postal Realty Trust, Inc., Class A 357,237
107,977 RLJ Lodging Trust 1,192,066
106,720 Sabra Health Care REIT, Inc. 2,176,021
35,007 Safehold, Inc. 530,006
451,168 Summit Hotel Properties, Inc. 2,639,333
181,556 Xenia Hotels & Resorts, Inc. 3,404,175
32,506,180
TOTAL  REAL ESTATE 44,900,531
TECHNOLOGY — 12.0%
SEMICONDUCTORS — 2.7%
14,170 Aehr Test Systems
(a)
1,123,256
34,301 Ambiq Micro, Inc.
(a)
2,000,091
41,962 Arteris , Inc.
(a)
918,129
107,479 Kulicke & Soffa Industries, Inc. 8,604,769
69,279 MaxLinear , Inc., Class A
(a)
4,150,505
79,890 Navitas Semiconductor Corp.
(a)
925,925
32,942 Richardson Electronics Ltd. 570,555
20,940 Wolfspeed , Inc.
(a)
573,756
18,866,986
SOFTWARE — 7.4%
524,439 8x8, Inc.
(a)
985,945
49,390 ACV Auctions, Inc., Class A 347,212
77,230 BILL Holdings, Inc.
(a)
3,802,033
80,570 Calix, Inc.
(a)
3,071,328
113,611 Cerence , Inc.
(a)
958,877
96,151 Donnelley Financial Solutions, Inc.
(a)
4,644,093
59,050 Doximity, Inc., Class A
(a)
1,577,226
23,820 Elastic NV
(a)
2,323,641
527,357 Evolent Health, Inc., Class A
(a)
2,373,107
335,206 Freshworks , Inc., Class A
(a)
4,666,068
41,340 GigaCloud Technology, Inc., Class A
(a)
2,006,230
67,410 Gitlab, Inc., Class A
(a)
3,137,261
90,497 Mitek Systems, Inc.
(a)
1,670,575
300,430 Netskope, Inc.
(a)
4,599,583
47,506 Omada Health, Inc.
(a)
1,166,272
213,183 Pattern Group, Inc.
(a)
4,419,284
115,614 Phreesia, Inc.
(a)
1,411,647
4,970 Red Violet Inc
(a)
363,605
279,030 SentinelOne , Inc., Class A
(a)
6,166,563
202,385 Silvaco Group, Inc.
(a)
1,404,552
35,280 Sprout Social, Inc., Class A
(a)
401,486

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.5% (Continued)
TECHNOLOGY — 12.0% (Continued)
SOFTWARE — 7.4% (Continued)
17,790 Varonis Systems, Inc.
(a)
$ 778,668
52,275,256
TECHNOLOGY HARDWARE — 0.7%
8,930 Applied Optoelectronics, Inc.
(a)
961,672
109,838 Arlo Technologies, Inc.
(a)
1,444,370
17,450 D-Wave Quantum, Inc.
(a)
300,140
14,300 NCR Atleos Corp.
(a)
656,656
4,270 Vicor Corp.
(a)
801,393
149,695 Xperi , Inc.
(a)
889,188
5,053,419
TECHNOLOGY SERVICES — 1.2%
305,850 Bitdeer Technologies Group
(a)
3,318,473
28,060 Core Scientific, Inc.
(a)
457,378
61,189 ExlService Holdings, Inc.
(a)
2,330,077
9,985 Hut 8 Corp.
(a)
785,220
95,652 PagSeguro Digital Ltd., Class A 862,781
182,422 Telos Corp.
(a)
879,274
8,633,203
TOTAL  TECHNOLOGY 84,828,864
UTILITIES — 2.4%
ELECTRIC UTILITIES — 1.7%
121,530 Avista Corp. 4,516,055
88,440 Portland General Electric Co. 4,321,178
243,611 XPLR Infrastructure LP
(a)
2,923,332
11,760,565
GAS & WATER UTILITIES — 0.7%
59,460 Southwest Gas Holdings, Inc. 5,252,102
TOTAL  UTILITIES 17,012,667
TOTAL COMMON STOCKS (Cost $621,312,944) 700,910,203
EXCHANGE-TRADED FUNDS — 0.1%
1,191 iShares® Russell 2000 ETF 350,071
TOTAL EXCHANGE-TRADED FUNDS (Cost $352,949) 350,071
RIGHTS — 0.0%
(b)
HEALTH CARE — 0.0%
(b)
29,400 Novartis A.G. CVR
(a)
—
TOTAL RIGHTS (Cost $–) —

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
SHORT-TERM INVESTMENTS — 0.6%
4,052,724 First American Treasury Obligations Fund, Class X, 3.60%
(c)
$ 4,052,724
TOTAL SHORT-TERM INVESTMENTS (Cost $4,052,724) 4,052,724
TOTAL INVESTMENTS — 100.2% (Cost $625,718,617) $ 705,312,998
Liabilities in Excess of Other Assets —  (0.2)% (1,080,640)
NET ASSETS — 100.0% $ 704,232,358
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ETF - Exchange-Traded Funds

North Square Multi Strategy Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 56.9%
20,200 iShares® MSCI EAFE ETF $ 2,170,490
8,900 iShares® MSCI Emerging Markets ETF 596,478
160,000 North Square Disciplined Value ETF
(a)
4,167,760
220,000 North Square Growth Opportunities ETF
(a)
5,501,364
138,931 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(a)
3,519,817
19,400 Vanguard® Dividend Appreciation ETF 4,696,158
17,000 Vanguard® Morningstar Growth ETF 1,500,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,417,253) 22,152,147
MUTUAL FUNDS — 42.3%
337,681 North Square Altrinsic International Equity Fund, Class I
(a)
4,514,790
274,999 North Square Dynamic Small Cap Fund, Class I
(a)
5,376,227
90,491 North Square Kennedy MicroCap Fund, Class I
(a)
1,491,287
358,355 North Square McKee Bond Fund, Class I
(a)
3,106,941
52,718 North Square Select Small Cap Fund, Class I
(a)
829,258
118,857 North Square Strategic Income Fund, Class I
(a)
1,160,045
TOTAL MUTUAL FUNDS (Cost $12,303,548) 16,478,548
SHORT-TERM INVESTMENTS — 0.8%
294,715 First American Treasury Obligations Fund, Class X, 3.60%
(b)
294,715
TOTAL SHORT-TERM INVESTMENTS (Cost $294,715) 294,715
TOTAL INVESTMENTS — 100.0% (Cost $32,015,516) $ 38,925,410
Other Assets in Excess of Liabilities —  0.0%
(c)
10,235
NET ASSETS — 100.0% $ 38,935,645
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of August 31, 2026.
(c) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds
MSCI - Morgan Stanley Capital International

North Square Preferred and Income Securities Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 0.1%
UTILITIES — 0.1%
ELECTRIC UTILITIES — 0.1%
5,524 NextEra Energy, Inc., 7.30% $ 282,000
TOTAL UTILITIES 282,000
TOTAL PREFERRED STOCKS (Cost $294,498) 282,000
EXCHANGE-TRADED FUNDS — 1.3%
189,692 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(a)
4,805,847
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,800,323) 4,805,847
P r i nc i p a l
Amo u nt ($)
CORPORATE BONDS — 93.1%
COMMUNICATIONS — 12.5%
ENTERTAINMENT CONTENT — 1.5%
7,000,000 Paramount Global, 6.25%, 2/28/57
(b)
5,439,680
TELECOMMUNICATIONS — 11.0%
4,800,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(b)
4,852,013
11,000,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(b)
11,079,703
8,000,000 TELUS Corp., 7.00%, 10/15/55
(b)
7,941,778
8,800,000 Verizon Communications, Inc., 6.05%, 5/14/58 (H15T5Y + 181bps)
(b)
8,595,065
5,000,000 Verizon Communications, Inc., 6.60%, 2/15/59 (H15T5Y + 205bps)
(b)
5,004,952
5,000,000 Vodafone Group PLC, 5.13%, 6/04/81 (H15T5Y + 307bps)
(b)(c)
3,690,203
41,163,714
TOTAL  COMMUNICATIONS 46,603,394
ENERGY — 16.5%
OIL & GAS PRODUCERS — 16.5%
5,000,000 BP Capital Markets PLC, 6.13%, 6/18/55 (H15T5Y + 167bps)
(b)(d)
4,970,966
5,500,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(b)
5,763,533
3,000,000 Enbridge, Inc., 7.63%, 1/15/83 (H15T5Y + 517bps)
(b)
3,229,518
11,815,000 Energy Transfer LP, 6.63%, 2/15/72 (SOFRRATE + 416bps)
(b)(d)
11,894,444
6,000,000 Petroleos Mexicanos , 6.63%, 9/28/99
(d)
4,658,190
3,000,000 Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)
(b)
2,964,471
9,000,000 Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)
(b)
8,894,379
8,225,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(b)
8,635,090
2,000,000 Transcanada Trust, 5.50%, 9/15/79
(b)
1,976,692
8,420,000 Venture Global LNG, Inc., 9.00%, 12/31/99 (H15T5Y + 5bps)
(b)(c)(d)
8,539,197
61,526,480
TOTAL  ENERGY 61,526,480
FINANCIALS — 27.6%
ASSET MANAGEMENT — 5.5%
10,000,000 Charles Schwab Corp. (The), 4.00%, 12/31/49 (H15T10Y + 308bps)
(b)(d)
9,312,189

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 93.1% (Continued)
FINANCIALS — 27.6% (continued)
ASSET MANAGEMENT — 5.5% (continued)
3,800,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(b)(c)(d)
$ 3,828,485
8,000,000 UBS Group AG, 4.38%, 8/10/71
(b)(d)
7,299,392
20,440,066
BANKING — 20.8%
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(b)(d)
2,003,912
6,000,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(b)(d)
6,413,007
7,500,000 Bank of America Corp., 6.63%, 12/31/49 (H15T5Y + 3bps)
(b)(d)
7,696,890
10,000,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(b)(d)
10,124,600
2,000,000 Citigroup, Inc., 6.63%, 5/15/99
(d)
2,029,556
6,405,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(b)(d)
6,387,729
6,800,000 HSBC Holdings PLC, 4.60%, 12/31/99 (H15T5Y + 365bps)
(b)(d)
6,345,334
6,000,000 Huntington Bancshares, Inc., 6.25%, 10/15/80 (H15T5Y + 265bps)
(b)(d)
6,047,608
3,500,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(b)(d)
3,142,527
12,000,000 Nordea Bank Abp , 6.75%, 11/10/88 (H15T5Y + 272bps)
(b)(c)(d)
12,033,216
10,000,000 Royal Bank of Canada, 6.50%, 11/24/85 9,659,859
6,000,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(b)(d)
5,707,204
77,591,442
INSTITUTIONAL FINANCIAL SERVICES — 1.3%
4,839,000 Bank of New York Mellon Corp., 4.63%, 12/20/49 4,840,929
TOTAL  FINANCIALS 102,872,437
HEALTH CARE — 3.0%
HEALTH CARE FACILITIES & SERVICES — 3.0%
4,000,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(b)
4,105,324
5,000,000 CVS Health Corp., 7.00%, 3/10/55 (H15T5Y + 289bps)
(b)
5,164,417
2,000,000 Humana, Inc., 6.63%, 9/15/56
(b)
1,983,935
11,253,676
TOTAL  HEALTH CARE 11,253,676
MATERIALS — 1.7%
CHEMICALS — 1.7%
8,400,000 FMC Corp., 8.45%, 11/01/55
(b)
6,213,325
TOTAL  MATERIALS 6,213,325
UTILITIES — 31.8%
ELECTRIC UTILITIES — 29.3%
7,000,000 Algonquin Power & Utilities Corp., 4.75%, 1/18/82
(b)
6,957,696
9,500,000 American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)
(b)
9,245,830
7,650,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(b)
7,944,938
9,000,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 201bps)
(b)
8,828,656
9,000,000 DTE Energy Co., 6.20%, 7/01/58 (H15T5Y + 181bps)
(b)
8,968,226
8,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(b)
8,698,985
9,000,000 Emera US Finance LLC, 6.85%, 10/01/56 (H15T5Y + 265bps)
(b)
9,033,966
4,078,000 Evergy , Inc., 6.65%, 6/01/55 (H15T5Y + 256bps)
(b)
4,118,164

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 93.1% (Continued)
UTILITIES — 31.8% (continued)
ELECTRIC UTILITIES — 29.3% (continued)
5,000,000 Eversource Energy, 6.35%, 8/15/56 (H15T5Y + 233bps)
(b)
$ 4,988,913
10,000,000 Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)
(b)
10,084,280
8,700,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(b)
8,749,686
10,792,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(b)
10,883,840
9,762,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(b)(c)(d)
10,410,451
108,913,631
GAS & WATER UTILITIES — 2.5%
8,000,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(b)(c)
8,279,560
1,000,000 Southern Company Gas Capital Corp., 6.05%, 9/15/56
(b)
993,993
9,273,553
TOTAL  UTILITIES 118,187,184
TOTAL CORPORATE BONDS (Cost $346,509,531) 346,656,496
U.S. GOVERNMENT & AGENCIES — 2.1%
U.S. TREASURY NOTES — 2.1%
6,000,000
United States Treasury Note/Bond, 3.88% , 3/31/28 5,959,922
2,000,000
United States Treasury Note/Bond, 3.50% , 3/15/29 1,958,398
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,992,198) 7,918,320
Sh ar e s
SHORT-TERM INVESTMENTS — 1.8%
6,562,670 First American Treasury Obligations Fund, Class X, 3.60%
(e)
6,562,670
TOTAL SHORT-TERM INVESTMENTS (Cost $6,562,670) 6,562,670
TOTAL INVESTMENTS — 98.4% (Cost $366,159,220) $ 366,225,333
Other Assets in Excess of Liabilities —  1.6% 6,057,950
NET ASSETS — 100.0% $ 372,283,283
(a) Affiliated Company.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2026 the total market value of 144A securities is $46,781,112 or 12.6% of net assets.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Rate disclosed is the seven day effective yield as of August 31, 2026.
ETF - Exchange-Traded Fund
- 5-Year U.S. Treasury Constant Maturity Rate
- 10-Year U.S. Treasury Constant Maturity Rate

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
- 5-Year U.S. Dollar SOFR ICE Swap Rate
- USD 5 Years Interest Rate Swap Bond Yield

North Square Preferred and Income Securities Fund
Schedule of Future Contracts
August 31, 2026 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
194 10-Year U.S. Treasury Note Future 12/22/2026 $ 20,885,313 $ (148,531)
$ (148,531)

North Square Preferred & Income Securities Fund
Schedule of Credit Default Swap Contracts
August 31, 2026 (Unaudited)
* Buy Protection
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
Description
Fixed Deal
(Pay)Rate Maturity Date Notional Value Fair Value
Amortized
Upfront
Payments Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG Series 46* 1.00% 6/20/2031 $ 135,000,000 (2,880,340) (2,563,894) $ (316,446)
$ (316,446)

North Square Tactical Growth Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 90.1%
153,075 Invesco QQQ Trust, Series 1 $ 109,718,037
720,600 iShares® MSCI Eurozone ETF 50,773,476
173,500 iShares® Russell 2000 ETF 50,996,855
202,000 State Street® Health Care Select Sector SPDR® ETF 34,449,080
129,440 State Street® SPDR® S&P 500® ETF Trust 99,286,952
197,500 VanEck Gold Miners ETF 19,455,725
1,165,722 Vanguard Morningstar Growth ETF 102,863,309
354,498 Vanguard Morningstar Value ETF 79,708,875
TOTAL EXCHANGE-TRADED FUNDS (Cost $254,464,964) 547,252,309
SHORT-TERM INVESTMENTS — 10.0%
60,807,841 First American Treasury Obligations Fund, Class X, 3.60%
(a)
60,807,841
TOTAL SHORT-TERM INVESTMENTS (Cost $60,807,841) 60,807,841
TOTAL INVESTMENTS — 100.1% (Cost $315,272,805) $ 608,060,150
Liabilities in Excess of Other Assets —  (0.1)% (667,082)
NET ASSETS — 100.0% $ 607,393,068
(a) Rate disclosed is the seven day effective yield as of August 31, 2026.
ETF - Exchange-Traded Funds
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poor's Depository Receipt

North Square Tactical Defensive Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 81.2%
17,500 Invesco QQQ Trust, Series 1
(a)
$ 12,543,300
160,000 SPDR® Portfolio Developed World ex-US ETF 8,270,400
52,000 SPDR® Portfolio Emerging Markets ETF 2,734,680
30,100 SPDR® Portfolio S&P 600® Small Cap ETF 1,691,620
171,200 State Street® SPDR® Portfolio S&P 500® ETF
(a)
15,455,936
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,963,558) 40,695,936
SHORT-TERM INVESTMENTS — 18.8%
9,411,677 First American Treasury Obligations Fund, Class X, 3.60%
(b)
9,411,677
TOTAL SHORT-TERM INVESTMENTS (Cost $9,411,677) 9,411,677
TOTAL INVESTMENTS — 100.0% (Cost $44,375,235) $ 50,107,613
Other Assets in Excess of Liabilities —  0.0%
(c)
17,780
NET ASSETS — 100.0% $ 50,125,393
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2026, the percentage of net assets invested in Invesco QQQ Trust, Series 1 and State Street® SPDR® Portfolio S&P 500® ETF and
was 25.0% and 30.8%, respectively of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of August 31, 2026.
(c) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds
SPDR - Standard and Poor's Depository Receipt

North Square Core Plus Bond Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
BANKING — 0.3%
3,658 Santander Holdings USA, Inc., 5.25%
(a)
$ 76,635
SPECIALTY FINANCE — 0.6%
4,750 Synchrony Financial, Series B, 8.25%
(a)
123,025
TOTAL FINANCIALS 199,660
TOTAL PREFERRED STOCKS (Cost $201,515) 199,660
P r i nc i p a l
Amo u nt ($)
ASSET BACKED SECURITIES — 11.7%
90,557 Alternative Loan Trust 2003-22CB 1A1, 5.75%, 12/25/33 90,933
80,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(b)
79,847
25,000 BBCMS Mortgage Trust 2026-5C42 A3, 5.60%, 7/15/33 25,430
109,325 Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1, 4.68%, 8/25/34
(TSFR1M + 101bps)
(c)
106,919
48,000 BMO 2026-C15 Mortgage Trust, 5.52%, 8/15/59 48,262
123,000 CarMax Auto Owner Trust 2026-2, 4.22%, 6/16/31 121,889
45,521 CFCRE Commercial Mortgage Trust 2016-C3 D, 3.05%, 1/10/48
(b)(c)
44,081
3,500,000 Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29
(b)(c)
77,158
33,669 Citigroup Mortgage Loan Trust Series 2004-OPT1, 4.73%, 10/25/34
(TSFR1M + 11bps) 33,133
40,782 Citigroup Mortgage Loan Trust, Inc. 2007-WFH3 M1, 4.17%, 6/25/37
(TSFR1M + 50bps) 41,041
114,334 Citigroup Mortgage Loan Trust, Inc., 2006-WFHE4, 4.22%, 11/25/36 114,261
25,000 CNH Equipment Trust 2026-B, 4.59%, 9/15/31 24,958
127,362 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(b)(c)
126,106
100,000 COMM 2013-CCRE7 Mortgage Trust, 4.25%, 3/10/46
(b)(c)
95,123
9,242,000 CSMC Series 2019-UVIL, 0.12%, 12/01/41
(b)(c)
40,938
100,000 CSMC Series 2021-Gate C, 6.46%, 12/15/36
(b)(c)
99,404
11,000,000 FREMF 2020-K-117 Mortgage Trust, 0.10%, 10/25/53
(b)(c)
37,998
31,000 GM Financial Consumer Automobile Receivables 2026-2 A3, 4.15%, 8/18/31 30,696
71,913 GS Mortgage Securities Corp. Trust 2012-BWTR, 2.95%, 11/05/34
(b)
67,064
80,612 HomeBanc Mortgage Trust 2005-3 M4, 4.79%, 7/25/35
(c)
80,725
24,000 Honda Auto Receivables 2026-2 A3 Owner Trust, 4.13%, 11/15/30 23,867
19,000 Hyundai Auto Receivables Trust 2026-B A3, 4.51%, 2/18/31 18,972
101,300 Impac CMB Trust Series 2005-4 IMI, 4.43%, 5/25/35 (TSFR1M + 54bps)
(c)
97,912
48,000 John Deere Owner Trust 2026-B A3, 4.50%, 11/15/30 47,890
50,000 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 F, 4.50%,
8/15/45
(b)
49,520
18,043 Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C, 4.27%,
2/15/46
(c)
16,927
84,632 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.06%,
10/01/48
(b)
81,291

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 11.7% (Continued)
56,551 Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 E, 4.67%,
8/15/45
(b)(c)
$ 56,305
57,898 Morgan Stanley Bank of America Merrill Lynch, 2013-C11, 4.07%, 8/15/46 56,066
100,000 Morgan Stanley Capital I Trust 2014-150E A, 3.91%, 9/09/32
(b)
94,881
112,394 Morgan Stanley Capital I Trust, 2011-C2, 5.21%, 6/15/44
(b)(c)
111,595
79,234 MSBAM Commercial Mortgage Securities Trust 2012-CKSV A2, 3.28%,
10/15/30
(b)
78,273
38,000 Nissan Auto Receivables 2026-A A3 Owner Trust, 4.47%, 12/16/30 37,958
74,397 SEB Funding LLC 2024-1A A2, 7.39%, 4/30/54
(b)
75,259
71,682 Structured Adjustable Rate Mortgage Loan Trust 2004-4 B1, 5.37%, 4/25/34 70,923
37,000 Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31 36,621
48,000 Verizon Master Trust 2026-1 A1A, 3.94%, 2/20/31 47,619
3,501 Wells Fargo Commercial Mortgage Trust 2016-C32, 3.79%, 1/15/59
(b)
3,442
50,000 Wells Fargo Commercial Mortgage Trust 2026-5C10 A3, 5.79%, 6/15/59 51,050
47,000 Wells Fargo Commercial Mortgage Trust 2026-5C8, 5.03%, 3/15/59 46,687
175,000 World Omni Auto Receivables Trust 2025-C A3, 4.08%, 11/15/30 174,278
TOTAL ASSET BACKED SECURITIES (Cost $2,651,720) 2,663,302
CORPORATE BONDS — 41.0%
COMMUNICATIONS — 4.4%
CABLE & SATELLITE — 0.8%
200,000 Cable One, Inc., 4.00%, 11/15/30
(b)
81,496
40,000 CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/01/31
(b)
36,103
66,000 Comcast Corp., 3.25%, 11/01/39 48,218
165,817
ENTERTAINMENT CONTENT — 0.8%
31,000 AMC Networks, Inc., 10.50%, 7/15/32
(b)
32,793
50,000 Fox Corp., 6.50%, 10/13/33 52,688
150,000 Paramount Global, 6.25%, 2/28/57
(c)
116,565
12,000 Walt Disney Co. (The), 4.00%, 3/14/31 11,598
213,644
INTERNET MEDIA & SERVICES — 1.0%
45,000 Alphabet, Inc., 4.40%, 2/15/33 43,081
41,000 Alphabet, Inc., 4.70%, 11/15/35 38,859
17,000 Alphabet, Inc., 6.25%, 8/15/46 17,094
20,000 Meta Platforms, Inc., 4.60%, 11/15/32 19,211
58,000 Meta Platforms, Inc., 4.88%, 11/15/35 54,313
20,000 Meta Platforms, Inc., 5.60%, 5/15/53 16,818
30,000 Ziff Davis, Inc., 4.63%, 10/15/30
(b)
28,306
217,682
TELECOMMUNICATIONS — 1.8%
24,000 AT&T, Inc., 3.50%, 6/01/41 17,809
150,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
151,087
35,000 Telecom Italia Capital SA, 6.38%, 11/15/33 36,406
150,000 TELUS Corp., 7.00%, 10/15/55
(c)
148,908

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
COMMUNICATIONS — 4.4% (continued)
TELECOMMUNICATIONS — 1.8% (continued)
84,000 Verizon Communications, Inc., 2.65%, 11/20/40 $ 57,685
411,895
TOTAL  COMMUNICATIONS 1,009,038
CONSUMER DISCRETIONARY — 3.1%
APPAREL & TEXTILE PRODUCTS — 0.1%
30,000 Crocs, Inc., 4.25%, 3/15/29
(b)
29,049
AUTOMOTIVE — 1.8%
51,000 American Honda Finance Corp., 5.05%, 7/08/31 50,598
44,000 Ford Motor Co., Class B, 3.25%, 2/12/32 38,500
39,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 39,234
38,000 General Motors Financial Co., Inc., 5.10%, 9/15/31 37,634
75,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(a)(c)
74,694
98,000 Honda Motor Co., Ltd., 4.69%, 7/08/30 96,687
67,000 Toyota Motor Credit Corp., 4.60%, 3/11/33 64,791
402,138
CONSUMER SERVICES — 0.1%
25,000 Rent-A-Center, Inc., 6.38%, 2/15/29
(b)
24,899
E-COMMERCE DISCRETIONARY — 0.6%
78,000 Amazon.com, Inc., 4.55%, 3/13/33 75,147
65,000 Amazon.com, Inc., 5.10%, 7/09/33 64,282
139,429
RETAIL - DISCRETIONARY — 0.5%
30,000 Bath & Body Works, Inc., 6.88%, 11/01/35 30,631
30,000 Gap, Inc. (The), 3.88%, 10/01/31
(b)
27,548
21,000 Lowe's Companies, Inc., 4.50%, 10/15/32 20,200
30,000 Macy's Retail Holdings LLC, 7.38%, 8/01/33
(b)
31,287
109,666
TOTAL  CONSUMER DISCRETIONARY 705,181
CONSUMER STAPLES — 1.3%
FOOD — 0.4%
45,000 BellRing Brands, Inc., 7.00%, 3/15/30
(b)
44,569
50,000 HLF Financing Sarl LLC, 4.88%, 6/01/29
(b)
47,149
91,718
HOUSEHOLD PRODUCTS — 0.2%
40,000 Central Garden & Pet Co., 4.13%, 10/15/30 37,949
RETAIL - CONSUMER STAPLES — 0.4%
85,000 Walmart, Inc., 4.45%, 4/30/33 82,864
TOBACCO & CANNABIS — 0.3%
29,000 Philip Morris International, Inc., 5.13%, 2/15/30 29,187

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
CONSUMER STAPLES — 1.3% (continued)
TOBACCO & CANNABIS — 0.3% (continued)
50,000 Turning Point Brands, Inc., 7.63%, 3/15/32
(b)
$ 51,206
80,393
TOTAL  CONSUMER STAPLES 292,924
ENERGY — 5.6%
OIL & GAS PRODUCERS — 5.4%
13,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 12,767
50,000 California Resources Corp., 7.00%, 1/15/34
(b)
50,019
36,000 Chevron USA, Inc., 4.82%, 4/15/32 35,856
59,000 ConocoPhillips Co., 5.30%, 5/15/53 52,826
40,000 CVR Energy, Inc., 7.50%, 2/15/31
(b)
41,230
35,000 CVR Energy, Inc., 7.88%, 2/15/34
(b)
36,336
27,000 Energy Transfer LP, 3.75%, 5/15/30 25,802
125,000 Energy Transfer LP, 6.63%, 2/15/72 (SOFRRATE + 416bps)
(a)(c)
125,840
65,000 Exxon Mobil Corp., 4.33%, 3/19/50 52,039
50,000 Infinity Natural Resources LLC, 7.63%, 4/01/31
(b)
50,685
103,000 Kinder Morgan, Inc., 5.55%, 8/01/36 102,174
31,000 ONEOK, Inc., 4.95%, 10/15/32 30,326
20,000 ONEOK, Inc., 6.63%, 9/01/53 20,483
100,000 Petroleos Mexicanos, 6.63%, 9/28/99
(a)
77,636
40,000 SM Energy Co., 7.00%, 8/01/32
(b)
40,924
150,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
157,479
55,000 TotalEnergies Capital SA LLC, 5.49%, 4/05/54 51,297
50,000 TotalEnergies Capital USA LLC, 4.57%, 1/13/33 48,368
150,000 Venture Global LNG, Inc., 9.00%, 12/31/99 (H15T5Y + 5bps)
(a)(b)(c)
152,123
68,000 Vital Energy, Inc., 7.88%, 4/15/32
(b)
70,290
1,234,500
OIL & GAS SERVICES & EQUIPMENT — 0.2%
35,000 Nabors Industries, Inc., 8.88%, 8/15/31
(b)
36,639
TOTAL  ENERGY 1,271,139
FINANCIALS — 14.2%
ASSET MANAGEMENT — 1.3%
23,000 Charles Schwab Corp. (The), 5.49%, 5/21/37
(c)
22,683
52,000 Charles Schwab Corp. (The), 5.66%, 8/12/37 (SOFRRATE + 132bps)
(c)
51,848
30,000 Icahn Enterprises LP, 4.38%, 2/01/29 25,659
200,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(a)(b)(c)
201,499
301,689
BANKING — 10.2%
200,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(a)(c)
200,391
200,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(a)(c)
213,767
98,000 Bank of America Corp., 4.46%, 2/06/32
(c)
95,233
20,000 Bank of Nova Scotia (The), 4.25%, 2/02/30 (SOFRRATE + 73bps)
(c)
19,694
37,000 Bank of Nova Scotia (The), 4.90%, 6/05/32 (SOFRRATE + 97bps)
(c)
36,441

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
FINANCIALS — 14.2% (continued)
BANKING — 10.2% (continued)
60,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 $ 60,620
155,000 Citibank NA, 4.85%, 7/28/31 156,116
39,000 Citigroup, Inc., 4.95%, 5/07/31
(c)
38,771
150,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(a)(c)
151,869
200,000 HSBC Holdings PLC, 4.60%, 12/31/99 (H15T5Y + 365bps)
(a)(c)
186,627
200,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(a)(c)
179,573
74,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(c)
74,241
46,000 JPMorgan Chase & Co., 4.62%, 4/23/32 (SOFRRATE + 99bps)
(c)
44,967
69,000 JPMorgan Chase & Co., 4.81%, 10/22/36 (SOFRRATE + 119bps)
(c)
65,403
157,000 JPMorgan Chase Bank NA, 4.73%, 4/30/31 156,944
81,000 Morgan Stanley Bank NA, 3.85%, 2/18/28 80,645
69,000 Morgan Stanley Private Bank NA, 3.85%, 2/18/28 68,697
28,000 PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
228bps)
(c)
30,314
96,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)
(c)
95,001
17,000 Truist Financial Corp., 4.60%, 1/27/32
(c)
16,554
15,000 Truist Financial Corp., 5.12%, 1/26/34
(c)
14,722
155,000 UBS Bank USA, 3.80%, 2/11/28 154,277
41,000 US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)
(c)
40,956
96,000 US Bancorp, 4.84%, 2/01/34
(c)
93,090
68,000 Wells Fargo Bank NA, 4.25%, 3/11/27 68,102
2,343,015
INSTITUTIONAL FINANCIAL SERVICES — 2.1%
20,000 Bank of New York Mellon Corp. (The), 4.94%, 2/11/31
(c)
19,976
64,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(c)
63,871
64,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 64,088
89,000 Goldman Sachs Bank USA, 3.85%, 2/22/28 88,640
70,000 Goldman Sachs Group Inc. (The), 4.37%, 10/21/31
(c)
67,695
57,000 Goldman Sachs Group Inc. (The), 5.54%, 1/28/36 (SOFRRATE + 138bps)
(c)
56,428
38,000 Morgan Stanley, 5.23%, 1/15/31
(c)
38,143
82,000 Morgan Stanley, 5.07%, 1/30/37
(c)
78,206
477,047
SPECIALTY FINANCE — 0.6%
57,000 Capital One Financial Corp., 7.62%, 10/30/31 (SOFRRATE + 307bps)
(c)
61,797
30,000 FirstCash Holdings, Inc., 4.63%, 9/01/28
(b)
29,493
40,000 OneMain Finance Corp., 6.75%, 3/15/32 40,122
131,412
TOTAL  FINANCIALS 3,253,163
HEALTH CARE — 2.2%
BIOTECH & PHARMA — 0.8%
40,000 AbbVie, Inc., 5.05%, 9/15/33 39,638
74,000 Eli Lilly & Co., 5.00%, 2/09/54 64,925
19,000 Merck & Co., Inc., 4.75%, 5/19/33 18,533

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
HEALTH CARE — 2.2% (continued)
BIOTECH & PHARMA — 0.8% (continued)
50,000 Prestige Consumer Healthcare, Inc., 3.75%, 4/01/31
(b)
$ 46,172
169,268
HEALTH CARE FACILITIES & SERVICES — 1.4%
64,000 Cigna Group (The), 5.25%, 1/15/36 62,557
125,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(c)
128,291
30,000 HealthEquity Inc., 4.50%, 10/01/29 29,284
50,000 Pediatrix Medical Group, Inc., 5.38%, 2/15/30
(b)
49,618
51,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 50,349
22,000 UnitedHealth Group, Inc., 5.88%, 2/15/53 21,156
341,255
TOTAL  HEALTH CARE 510,523
INDUSTRIALS — 1.7%
AEROSPACE & DEFENSE — 0.3%
37,000 Boeing Co. (The), 5.15%, 5/01/30 37,117
38,000 Lockheed Martin Corp., 4.70%, 5/15/46 32,626
69,743
COMMERCIAL SUPPORT SERVICES — 0.3%
60,000 Deluxe Corp., 8.00%, 6/01/29
(b)
60,653
ELECTRICAL EQUIPMENT — 0.1%
31,000 Johnson Controls International PLC, 5.50%, 4/19/29 31,493
ENGINEERING & CONSTRUCTION — 0.2%
35,000 Tutor Perini Corp., 6.63%, 7/15/33
(b)
35,327
INDUSTRIAL INTERMEDIATE PRODUCTS — 0.1%
35,000 Enpro, Inc., 6.13%, 6/01/33
(b)
35,238
MACHINERY — 0.1%
17,000 Caterpillar, Inc., 5.20%, 5/15/35 16,966
TRANSPORTATION & LOGISTICS — 0.6%
88,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 74,978
75,000 JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 9/20/31
(b)
64,471
139,449
TOTAL  INDUSTRIALS 388,869
MATERIALS — 1.4%
CHEMICALS — 0.5%
150,000 FMC Corp., 8.45%, 11/01/55
(c)
110,952
METALS & MINING — 0.9%
50,000 Alliance Resource Operating Partners LP, 8.63%, 6/15/29
(b)
52,084
55,000 Coeur Mining, Inc., 6.88%, 4/01/32
(b)
56,315
60,000 Eldorado Gold Corp., 6.25%, 9/01/29
(b)
60,090

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
MATERIALS — 1.4% (continued)
METALS & MINING — 0.9% (continued)
40,000 Hudbay Minerals, Inc., 6.13%, 4/01/29
(b)
$ 40,334
208,823
TOTAL  MATERIALS 319,775
REAL ESTATE — 0.3%
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
30,000 Howard Hughes Corp. (The), 4.38%, 2/01/31
(b)
28,344
REIT — 0.2%
20,000 American Tower Corp., 4.90%, 3/15/30 19,911
20,000 American Tower Corp., 4.70%, 12/15/32 19,312
39,223
TOTAL  REAL ESTATE 67,567
TECHNOLOGY — 1.8%
SEMICONDUCTORS — 0.6%
27,000 Broadcom, Inc., 4.35%, 2/15/30 26,321
38,000 Broadcom, Inc., 4.15%, 11/15/30 36,488
40,000 Broadcom, Inc., 3.14%, 11/15/35 32,209
43,000 Nvidia Corp., 4.95%, 6/15/36 40,893
135,911
SOFTWARE — 0.8%
30,000 Consensus Cloud Solutions, Inc., 6.50%, 10/15/28
(b)
30,106
103,000 Oracle Corp., 4.95%, 2/04/31 98,737
12,000 Oracle Corp., 5.88%, 9/26/45 9,901
62,000 Salesforce, Inc., 5.55%, 3/15/36 60,894
199,638
TECHNOLOGY HARDWARE — 0.2%
59,000 Apple, Inc., 2.95%, 9/11/49 36,957
TECHNOLOGY SERVICES — 0.2%
34,000 PayPal Holdings, Inc., 5.55%, 6/01/36 33,222
TOTAL  TECHNOLOGY 405,728
UTILITIES — 5.0%
ELECTRIC UTILITIES — 4.1%
40,000 Alabama Power Co., 3.45%, 10/01/49 27,160
75,000 Alliant Energy Corp., 3.25%, 5/30/28 77,531
15,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 14,358
75,000 CenterPoint Energy, Inc., 3.00%, 8/01/28 76,256
75,000 CMS Energy Corp., 3.13%, 5/01/31
(b)
73,125
75,000 DTE Energy Co., 6.20%, 7/01/58 (H15T5Y + 181bps)
(c)
74,735
110,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 105,807
75,000 Exelon Corp., 3.25%, 3/15/29
(b)
74,344
27,000 Florida Power & Light Co., 5.30%, 6/15/34 27,042

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 41.0% (Continued)
UTILITIES — 5.0% (continued)
ELECTRIC UTILITIES — 4.1% (continued)
35,000 Florida Power & Light Co., 5.30%, 4/01/53 $ 31,375
109,000 MidAmerican Energy Co., 4.25%, 7/15/49 84,890
15,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 13,603
75,000 Southern Co. (The), 3.25%, 6/15/28 74,138
36,000 Virginia Electric and Power Co., 4.95%, 3/15/36 34,260
65,000 Virginia Electric and Power Co., 5.45%, 4/01/53 58,609
75,000 WEC Energy Group, Inc., 3.38%, 6/01/28 75,581
30,000 XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33
(b)
32,161
954,975
GAS & WATER UTILITIES — 0.9%
125,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(b)(c)
129,368
35,000 AmeriGas Partners, L.P., 9.50%, 6/01/30
(b)
37,224
30,000 Suburban Propane Partners, L.P., 6.50%, 12/15/35
(b)
29,036
195,628
TOTAL  UTILITIES 1,150,603
TOTAL CORPORATE BONDS (Cost $9,632,854) 9,374,510
MORTGAGE-BACKED SECURITIES — 20.4%
21,527 Fannie Mae Pool , 5.00%, 8/01/45 21,190
156,880 Fannie Mae Pool , 5.00%, 11/01/46 156,327
217,205 Fannie Mae Pool , 2.50%, 12/01/47 182,740
67,635 Fannie Mae Pool , 3.00%, 9/01/50 58,152
55,788 Fannie Mae Pool , 2.50%, 5/01/51 46,225
43,243 Fannie Mae Pool , 3.00%, 5/01/51 37,118
128,421 Fannie Mae Pool , 2.50%, 10/01/51 105,660
36,938 Fannie Mae Pool , 4.00%, 1/01/52 34,222
34,789 Fannie Mae Pool , 3.50%, 6/01/52 30,943
201,746 Fannie Mae Pool , 5.50%, 11/01/52 201,588
53,469 Fannie Mae Pool , 4.50%, 12/01/52 50,501
20,379 Fannie Mae Pool , 6.50%, 1/01/53 21,185
48,536 Fannie Mae Pool , 4.00%, 7/01/53 44,623
36,161 Fannie Mae Pool , 6.00%, 9/01/53 36,690
49,974 Fannie Mae Pool , 4.00%, 4/01/54 46,103
148,134 Fannie Mae Pool , 5.00%, 4/01/54 144,137
22,047 Fannie Mae Pool , 5.50%, 2/01/55 21,849
36,137 Fannie Mae Pool , 5.50%, 3/01/55 35,819
78,591 Fannie Mae Pool , 5.00%, 1/01/56 76,050
119,866 Fannie Mae Pool , 5.50%, 9/01/56 121,258
10,863 Fannie Mae REMICS 2023-21 , 5.00%, 1/25/53 10,719
51,983 Fannie Mae REMICS 2024-11 BK , 5.00%, 2/25/51 51,992
11,737 Fannie Mae REMICS 2202-22 AE , 4.00%, 5/25/49 11,109
124,000 Federal Farm Credit Banks Funding Corp. , 4.73%, 5/27/31 123,387
101,000 Federal Farm Credit Banks Funding Corp. , 4.59%, 8/25/31 99,906
156,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 155,214

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 20.4% (Continued)
8,000 Federal Farm Credit Banks Funding Corp. , 5.06%, 8/17/33 $ 7,951
130,000 Federal Home Loan Banks , 5.45%, 4/15/38 129,062
87,000 Federal Home Loan Mortgage Corp. , 4.85%, 5/27/31 86,740
44,000 Federal Home Loan Mortgage Corp. , 4.38%, 11/20/34 42,058
185,000 Freddie Mac Multifamily Structured Pass Through Certificates K-126 X3 ,
2.63%, 1/25/49
(c)
18,371
2,344,394 Freddie Mac Multifamily Structured Pass Through Certificates K-744 X1 ,
0.86%, 7/25/28
(c)
31,745
9,585,052 Freddie Mac Multifamily Structured Pass Through Certificates K-W03 X1 ,
0.76%, 6/25/27
(c)
35,534
2,131,658 Freddie Mac Multifamily Structured Pass-Through Certificates K-093 , 0.94%,
5/01/29
(c)
45,723
330,000 Freddie Mac Multifamily Structured Pass-Through Certificates K-119 X3 ,
2.73%, 10/25/30
(c)
31,567
650,000 Freddie Mac Multifamily Structured Pass-Through Certificates K-G04 ,
2.63%, 11/25/30
(c)
59,387
251,945 Freddie Mac Pool , 3.50%, 1/01/52 224,484
72,177 Freddie Mac Pool , 2.50%, 2/01/52 59,985
67,173 Freddie Mac Pool , 3.50%, 4/01/52 59,949
114,564 Freddie Mac Pool , 3.00%, 5/01/52 98,642
62,568 Freddie Mac Pool , 4.50%, 9/01/54 59,193
48,777 Freddie Mac Pool , 5.00%, 9/01/54 47,240
33,370 Freddie Mac Pool , 5.50%, 3/01/55 33,177
29,671 Freddie Mac Pool , 5.50%, 11/01/55 29,418
51,628 Freddie Mac Pool , 5.50%, 1/01/56 51,163
62,290 Freddie Mac REMICS 4322 DJ , 3.00%, 5/15/43 61,240
29,099 Freddie Mac REMICS 5522 DE , 5.50%, 11/25/51 29,296
52,054 Freddie Mac REMICS 5604 EA , 4.50%, 4/25/52 50,852
24,822 Freddie Mac Strips 452 AB , 5.05%, 6/25/36 24,495
174,082 Ginnie Mae II Pool , 2.50%, 8/20/50 144,125
111,253 Ginnie Mae II Pool , 2.50%, 12/20/50 92,210
83,246 Ginnie Mae II Pool , 2.00%, 1/20/51 66,932
196,324 Ginnie Mae II Pool , 2.00%, 3/20/51 156,673
301,551 Ginnie Mae II Pool , 3.00%, 10/20/51 262,771
72,001 Ginnie Mae II Pool , 3.00%, 3/20/52 62,877
176,434 Ginnie Mae II Pool , 5.00%, 11/20/52 173,515
20,201 Ginnie Mae II Pool , 2.50%, 2/20/53 16,959
74,975 Ginnie Mae II Pool , 5.00%, 2/20/53 73,241
66,642 Ginnie Mae II Pool , 5.50%, 9/01/53
(c)
67,007
83,843 Ginnie Mae II Pool , 4.00%, 7/20/56 (H15T1Y + 150bps)
(c)
81,079
188,286 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 154,947
12,423 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 12,402
60,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 57,706
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,786,025) 4,664,423

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
NON U.S. GOVERNMENT & AGENCIES — 1.0%
SUPRANATIONAL — 1.0%
154,000 Inter-American Development Bank, 4.25%, 3/20/30 $ 152,950
86,000 International Bank for Reconstruction & Development, 1.62%, 3/11/30 77,186
230,136
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $233,728) 230,136
U.S. GOVERNMENT & AGENCIES — 21.6%
U.S. TREASURY BONDS — 7.9%
99,000
United States Treasury Bond, 2.75% , 11/15/42 72,804
152,000
United States Treasury Bond, 4.75% , 11/15/43 144,507
356,000
United States Treasury Bond, 2.00% , 8/15/51 193,116
233,000
United States Treasury Bond, 4.00% , 11/15/52 190,523
252,000
United States Treasury Bond, 3.63% , 2/15/53 192,440
407,000
United States Treasury Note/Bond, 3.13% , 8/15/44 307,349
166,000
United States Treasury Note/Bond, 4.63% , 2/15/46 153,550
174,000
United States Treasury Note/Bond, 5.00% , 5/15/46 168,902
358,000
United States Treasury Note/Bond, 3.13% , 5/15/48 258,096
196,000
United States Treasury Note/Bond, 5.00% , 5/15/56 188,665
1,869,952
U.S. TREASURY NOTES — 13.7%
82,000
United States Treasury Note, 2.38% , 5/15/29 77,828
297,000
United States Treasury Note, 4.13% , 7/31/31 292,058
269,000
United States Treasury Note/Bond, 3.88% , 7/15/28 266,772
310,000
United States Treasury Note/Bond, 3.50% , 11/15/28 304,418
155,000
United States Treasury Note/Bond, 3.50% , 1/15/29 151,960
189,000
United States Treasury Note/Bond, 4.13% , 7/15/29 187,590
203,000
United States Treasury Note/Bond, 3.63% , 10/31/30 196,521
133,000
United States Treasury Note/Bond, 3.63% , 12/31/30 128,563
136,000
United States Treasury Note/Bond, 4.13% , 5/31/31 133,880
183,000
United States Treasury Note/Bond, 4.13% , 6/30/31 180,098
209,000
United States Treasury Note/Bond, 4.38% , 7/31/31 207,873
39,000
United States Treasury Note/Bond, 3.75% , 10/31/32 37,289
95,000
United States Treasury Note/Bond, 3.75% , 2/28/33 90,580
75,000
United States Treasury Note/Bond, 4.25% , 3/31/33 73,556
210,000
United States Treasury Note/Bond, 4.25% , 5/31/33 205,734
39,000
United States Treasury Note/Bond, 4.25% , 6/30/33 38,202
127,000
United States Treasury Note/Bond, 4.38% , 7/31/33 125,135
132,000
United States Treasury Note/Bond, 4.25% , 5/15/35 127,674
107,000
United States Treasury Note/Bond, 4.38% , 5/15/36 103,874
153,000
United States Treasury Note/Bond, 4.63% , 8/15/36 151,530
3,081,135
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,073,447) 4,951,087

North Square Core Plus Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value F a i r V a lu e
PURCHASED CALL OPTIONS — 0.20%
25 E-Mini S&P 500® 12/21/2026 $ 8,300.00 $ 19,416,875 $ 50,313
TOTAL PURCHASED CALL OPTIONS (Cost $113,013) 50,313
Sh ar e s
CERTIFICATE OF DEPOSIT — 0.3%
BANKING — 0.3%
76,000 JPMorgan Chase Bank NA, 5.00%, 5/22/31 76,299
TOTAL CERTIFICATE OF DEPOSIT (Cost $76,000) 76,299
SHORT-TERM INVESTMENTS — 1.60%
364,161 First American Treasury Obligations Fund, Class X, 3.60%
(d)
364,161
TOTAL SHORT-TERM INVESTMENTS (Cost $364,161) 364,161
TOTAL INVESTMENTS — 98.7% (Cost $23,132,463) $ 22,573,891
Other Assets in Excess of Liabilities —  1.3% 305,514
NET ASSETS — 100.0% $ 22,879,405
(a) Security is perpetual in nature and has no stated maturity date.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2026 the total market value of 144A securities is $3,295,938 or 14.4% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Rate disclosed is the seven day effective yield as of August 31, 2026.
H15T5Y - 5-Year U.S. Treasury Constant Maturity Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
TSFR1M - 1-Month CME Term SOFR Reference Rate
USISSO05 - 5-Year US Dollar SOFR ICE Swap Rate
USSW5 - USD 5 Years Interest Rate Swap Bond Yield

North Square Core Plus Bond Fund
Schedule of Futures Contracts
August 31, 2026 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
5 10-Year U.S. Treasury Note Future 12/22/2026 $ 538,281 $ (3,828)
10 2-Year U.S. Treasury Note Future 01/01/2027 2,052,344 (4,688)
18 5-Year U.S. Treasury Note Future 01/01/2027 1,902,656 (9,563)
3 U.S. Treasury Bond Future 12/22/2026 325,875 (3,469)
7 Ultra 10-Year U.S. Treasury Note Future 12/22/2026 765,953 (5,797)
4 Ultra U.S. Treasury Bond Future 12/22/2026 440,125 (5,625)
$ (32,970)
Short Contracts
(42) Bloomberg U.S. Corporate High Yield Very
Liquid Future
09/16/2026 $ (4,813,830) $ (16,875)
(5) E-Mini S&P 500® Index Future 09/21/2026 (1,924,750) 5,763
$ (11,112)

North Square Kennedy MicroCap Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0%
COMMUNICATIONS — 2.3%
ADVERTISING & MARKETING — 0.4%
5,722 Magnite, Inc.
(a)
$ 134,410
ENTERTAINMENT CONTENT — 0.2%
9,840 Inspired Entertainment, Inc.
(a)
57,367
INTERNET MEDIA & SERVICES — 1.7%
50,416 DHI Group, Inc.
(a)
216,285
2,535 EverQuote, Inc.
(a)
64,490
10,296 LiveOne, Inc.
(a)
39,845
35,371 OptimizeRx Corp.
(a)
282,261
602,881
TOTAL  COMMUNICATIONS 794,658
CONSUMER DISCRETIONARY — 2.6%
AUTOMOTIVE — 0.1%
6,085 Goodyear Tire & Rubber Company (The)
(a)
38,153
CONSUMER SERVICES — 1.4%
28,900 Legacy Education, Inc.
(a)
316,455
4,341 Universal Technical Institute, Inc.
(a)
91,725
3,496 Upbound Group, Inc. 63,977
472,157
HOME CONSTRUCTION — 0.4%
4,090 Interface, Inc. 155,093
LEISURE FACILITIES & SERVICES — 0.3%
8,573 First Watch Restaurant Group, Inc.
(a)
108,706
WHOLESALE - DISCRETIONARY — 0.4%
4,899 Climb Global Solutions, Inc. 139,768
TOTAL  CONSUMER DISCRETIONARY 913,877
CONSUMER STAPLES — 1.9%
FOOD — 1.1%
34,993 BranchOut Food, Inc.
(a)
139,272
19,167 Nature's Sunshine Products, Inc.
(a)
271,213
410,485
WHOLESALE - CONSUMER STAPLES — 0.8%
2,412 Chefs' Warehouse, Inc. (The)
(a)
271,278
TOTAL  CONSUMER STAPLES 681,763
ENERGY — 3.8%
OIL & GAS PRODUCERS — 1.3%
20,005 HighPeak Energy, Inc. 163,841
7,788 Riley Exploration Permian, Inc. 303,966
467,807

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
ENERGY — 3.8% (Continued)
OIL & GAS SERVICES & EQUIPMENT — 2.5%
11,848 DNOW, Inc.
(a)
$ 189,923
20,605 Helix Energy Solutions Group, Inc.
(a)
212,232
21,895 Oil States International, Inc.
(a)
193,114
5,285 Solaris Energy Infrastructure, Inc., Class A 268,319
863,588
TOTAL  ENERGY 1,331,395
FINANCIALS — 21.6%
ASSET MANAGEMENT — 2.1%
9,643 Compass Diversified Holdings
(a)
111,473
10,518 Kayne Anderson BDC, Inc. 143,150
11,269 Trinity Capital, Inc. 209,829
7,476 Voyager Technologies, Inc.
(a)
251,418
715,870
BANKING — 16.2%
13,742 California BanCorp 292,430
11,957 Capital Bancorp, Inc. 432,126
8,315 Carter Bankshares, Inc. 259,760
2,208 Coastal Financial Corp.
(a)
104,019
10,954 ConnectOne Bancorp, Inc. 344,394
16,014 Horizon Bancorp, Inc. 310,992
12,172 Investar Holding Corp. 366,742
3,728 Metropolitan Bank Holding Corp. 338,428
4,911 Northeast Bank 619,523
28,465 OceanFirst Financial Corp. 536,281
18,388 Old Second Bancorp, Inc. 461,171
5,992 Origin Bancorp, Inc. 318,355
4,460 QCR Holdings, Inc. 443,636
16,720 Third Coast Bancshares, Inc.
(a)
745,712
3,929 VersaBank 75,417
5,648,986
INSTITUTIONAL FINANCIAL SERVICES — 0.2%
5,104 Perella Weinberg Partners 84,879
INSURANCE — 2.7%
34,012 Abacus Global Management, Inc. 326,515
23,480 Crawford & Co., Class A 308,057
15,911 Tiptree, Inc. 294,672
929,244
SPECIALTY FINANCE — 0.4%
4,236 Mid Penn Bancorp, Inc. 154,233
TOTAL  FINANCIALS 7,533,212

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
HEALTH CARE — 24.9%
BIOTECH & PHARMA — 13.6%
33,700 Abeona Therapeutics, Inc.
(a)
$ 197,145
29,272 ADMA Biologics, Inc.
(a)
274,864
22,743 Annexon, Inc.
(a)
112,350
13,389 Arvinas, Inc.
(a)
123,179
14,449 Candel Therapeutics, Inc.
(a)
188,848
5,850 Celldex Therapeutics, Inc.
(a)
231,836
11,356 CorMedix, Inc.
(a)
93,801
12,097 Design Therapeutics, Inc.
(a)
182,544
2,639 Disc Medicine, Inc.
(a)
207,557
6,701 enGene Therapeutics, Inc.
(a)
12,330
25,066 Exagen, Inc.
(a)
183,984
8,364 Immunome, Inc.
(a)
229,257
24,940 Maravai LifeSciences Holdings, Inc.
(a)
190,542
19,318 MeiraGTx Holdings PLC
(a)
266,782
11,731 Monte Rosa Therapeutics, Inc.
(a)
163,530
4,586 NewAmsterdam Pharma Co. NV
(a)
116,209
14,033 Nurix Therapeutics, Inc.
(a)
361,771
2,127 Oruka Therapeutics, Inc.
(a)
197,003
32,522 Puma Biotechnology, Inc.
(a)
296,275
5,275 Rapport Therapeutics, Inc.
(a)
256,734
36,654 Rezolute, Inc.
(a)
171,907
7,205 Tectonic Therapeutic, Inc.
(a)
215,718
13,634 TriSalus Life Sciences, Inc.
(a)
67,488
6,548 Ultragenyx Pharmaceutical, Inc.
(a)
165,075
9,144 WAVE Life Sciences, Inc.
(a)
44,806
24,803 Xeris Biopharma Holdings, Inc.
(a)
209,337
4,760,872
HEALTH CARE FACILITIES & SERVICES — 3.5%
54,063 AdaptHealth Corp.
(a)
302,212
1,388 Addus HomeCare Corp.
(a)
159,162
6,728 Park Dental Partners, Inc.
(a)
139,539
17,519 Personalis, Inc.
(a)
293,969
7,731 Surgery Partners, Inc.
(a)
107,383
2,708 US Physical Therapy, Inc. 210,520
1,212,785
MEDICAL EQUIPMENT & DEVICES — 7.8%
14,095 Adaptive Biotechnologies Corp.
(a)
351,247
6,450 Artivion, Inc.
(a)
174,086
10,568 AtriCure, Inc.
(a)
510,963
18,797 Bioventus, Inc.
(a)
256,579
9,660 Castle Biosciences, Inc.
(a)
319,070
8,596 Delcath Systems, Inc.
(a)
141,490
9,321 Enovis Corp.
(a)
229,203
21,418 MiMedx Group, Inc.
(a)
97,238

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
HEALTH CARE — 24.9% (Continued)
MEDICAL EQUIPMENT & DEVICES — 7.8% (Continued)
35,272 Neogen Corp.
(a)
$ 407,744
7,167 OrthoPediatrics Corp.
(a)
167,063
3,830 QuidelOrtho Corp.
(a)
55,267
2,709,950
TOTAL  HEALTH CARE 8,683,607
INDUSTRIALS — 15.5%
AEROSPACE & DEFENSE — 1.7%
1,633 Ducommun, Inc.
(a)
279,929
15,703 Innovative Solutions and Suport, Inc.
(a)
298,357
578,286
COMMERCIAL SUPPORT SERVICES — 4.4%
8,284 Barrett Business Services, Inc. 284,970
575 CRA International, Inc. 100,337
920 Enviri Corp.
(a)
20,498
14,487 Healthcare Services Group, Inc.
(a)
318,569
18,322 Kelly Services, Inc., Class A 315,138
11,255 Perma-Fix Environmental Services, Inc.
(a)
204,278
21,703 Resources Connection, Inc. 90,936
2,698 V2X, Inc.
(a)
208,178
1,542,904
ELECTRICAL EQUIPMENT — 1.0%
18,465 LSI Industries, Inc. 361,729
ENGINEERING & CONSTRUCTION — 1.1%
26,775 Orion Group Holdings, Inc.
(a)
251,685
582 VSE Corp. 121,452
373,137
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.8%
1,002 AZZ, Inc. 137,434
20,232 Hillman Solutions Corp.
(a)
155,787
4,240 Insteel Industries, Inc. 127,624
10,692 Mayville Engineering Co., Inc.
(a)
206,997
627,842
MACHINERY — 3.0%
7,178 Enerpac Tool Group Corp. 267,883
1,781 Graham Corp.
(a)
155,321
5,080 Ichor Holdings Ltd.
(a)
272,136
1,191 Lindsay Corp. 136,858
845 Manitowoc Co., Inc. (The)
(a)
16,410
2,114 Tennant Company 147,134
7,958 Titan International, Inc.
(a)
57,218
1,052,960

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
INDUSTRIALS — 15.5% (Continued)
TRANSPORTATION & LOGISTICS — 0.9%
16,684 Proficient Auto Logistics, Inc.
(a)
$ 84,087
6,135 Werner Enterprises, Inc. 240,369
324,456
TRANSPORTATION EQUIPMENT — 1.6%
15,489 Aebi Schmidt Holding AG 195,936
26,584 FreightCar America, Inc.
(a)
183,164
3,493 Greenbrier Companies, Inc (The) 157,429
536,529
TOTAL  INDUSTRIALS 5,397,843
MATERIALS — 4.1%
CHEMICALS — 2.6%
15,206 LSB Industries, Inc.
(a)
162,248
1,028 Materion Corp. 242,690
2,240 Minerals Technologies, Inc. 158,861
10,779 Park Aerospace Corp. 350,749
914,548
CONTAINERS & PACKAGING — 0.9%
8,302 TriMas Corp. 321,952
STEEL — 0.6%
9,478 Metallus, Inc.
(a)
185,010
TOTAL  MATERIALS 1,421,510
REAL ESTATE — 2.9%
REIT — 2.9%
36,251 Chatham Lodging Trust 472,351
5,782 Community Healthcare Trust, Inc. 85,053
10,213 CTO Realty Growth, Inc. 217,946
9,142 Easterly Government Properties, Inc. 224,253
999,603
TOTAL  REAL ESTATE 999,603
TECHNOLOGY — 16.4%
SEMICONDUCTORS — 2.2%
6,263 Alpha & Omega Semiconductor Ltd.
(a)
154,446
10,483 Amtech Systems, Inc.
(a)
153,261
6,493 Penguin Solutions, Inc.
(a)
318,676
3,472 Veeco Instruments, Inc.
(a)
153,810
780,193
SOFTWARE — 8.0%
6,831 Adeia, Inc. 172,346
18,831 Asure Software, Inc.
(a)
171,739
28,972 AudioEye, Inc.
(a)
213,524
23,346 AvePoint, Inc.
(a)
324,976

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
TECHNOLOGY — 16.4% (Continued)
SOFTWARE — 8.0% (Continued)
42,165 Definitive Healthcare Corp.
(a)
$ 40,057
20,285 DoubleVerify Holdings, Inc.
(a)
271,819
50,026 Evolent Health, Inc., Class A
(a)
225,117
15,941 nCino, Inc.
(a)
360,267
5,582 Progress Software Corp.
(a)
258,279
6,965 Red Violet, Inc.
(a)
509,559
27,205 Sophia Genetics S.A.
(a)
228,522
2,776,205
TECHNOLOGY HARDWARE — 3.1%
10,219 Aviat Networks, Inc.
(a)
203,665
2,110 Frequency Electronics, Inc.
(a)
127,127
6,885 Kornit Digital Ltd.
(a)
115,943
11,212 PAR Technology Corp.
(a)
210,786
85,328 Powerfleet, Inc.
(a)
255,984
1,194 Vishay Precision Group, Inc.
(a)
73,801
16,013 Vistance Networks, Inc. 101,042
1,088,348
TECHNOLOGY SERVICES — 3.1%
110,781 Conduent, Inc.
(a)
190,543
8,480 Gorilla Technology Group, Inc.
(a)
127,539
10 Grid Dynamics Holdings, Inc.
(a)
80
3,047 ICF International, Inc. 271,488
64,757 Rimini Street, Inc.
(a)
363,287
22,956 Telos Corp.
(a)
110,648
1,063,585
TOTAL  TECHNOLOGY 5,708,331
TOTAL COMMON STOCKS (Cost $27,007,194) 33,465,799
RIGHTS — 0.0%
(b)
HEALTH CARE — 0.0%
(b)
6,763 Alkermes PLC - CVR –
TOTAL RIGHTS Cost ($–) –
SHORT-TERM INVESTMENTS — 4.3%
1,500,918 First American Treasury Obligations Fund, Class X, 3.60%
(c)
1,500,918
TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,918) 1,500,918
TOTAL INVESTMENTS — 100.3% (Cost $28,508,112) $ 34,966,717
Liabilities in Excess of Other Assets —  (0.3)% (98,167)
NET ASSETS — 100.0% $ 34,868,550

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
ETF - Exchange-Traded Funds

North Square Select Small Cap Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2%
CONSUMER DISCRETIONARY — 17.3%
AUTOMOTIVE — 1.0%
71,582 Holley, Inc.
(a)
$ 204,724
LEISURE FACILITIES & SERVICES — 6.5%
19,223 Pursuit Attractions and Hospitality, Inc.
(a)
922,704
2,753 Vail Resorts, Inc. 376,913
1,299,617
RETAIL - DISCRETIONARY — 3.8%
709 Asbury Automotive Group, Inc.
(a)
149,883
19,400 Valvoline, Inc.
(a)
621,964
771,847
WHOLESALE - DISCRETIONARY — 6.0%
33,958 Openlane , Inc.
(a)
1,208,905
TOTAL  CONSUMER DISCRETIONARY 3,485,093
CONSUMER STAPLES — 5.7%
FOOD — 2.6%
6,776 Cal-Maine Foods, Inc. 534,762
WHOLESALE - CONSUMER STAPLES — 3.1%
6,255 Performance Food Group Co.
(a)
620,308
TOTAL  CONSUMER STAPLES 1,155,070
FINANCIALS — 14.8%
BANKING — 11.6%
13,735 First Merchants Corp. 569,590
4,436 Nicolet Bankshares , Inc. 751,192
5,671 Southstate Bank Corp. 594,831
5,336 Stock Yards Bancorp, Inc. 422,665
2,338,278
INSTITUTIONAL FINANCIAL SERVICES — 3.2%
12,453 Jefferies Financial Group, Inc. 655,526
TOTAL  FINANCIALS 2,993,804
HEALTH CARE — 3.4%
HEALTH CARE FACILITIES & SERVICES — 3.4%
7,063 HealthEquity, Inc.
(a)
681,862
TOTAL  HEALTH CARE 681,862
INDUSTRIALS — 25.9%
AEROSPACE & DEFENSE — 4.4%
5,804 National Presto Industries, Inc. 880,525
ELECTRICAL EQUIPMENT — 8.7%
3,079 Bel Fuse, Inc., Class B 767,518

North Square Select Small Cap Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
INDUSTRIALS — 25.9% (Continued)
ELECTRICAL EQUIPMENT — 8.7% (Continued)
13,055 M-Tron Industries, Inc.
(a)
$ 994,269
1,761,787
INDUSTRIAL INTERMEDIATE PROD — 3.4%
15,277 Gibraltar Industries, Inc.
(a)
687,312
MACHINERY — 9.4%
4,667 JBT Marel Corp. 545,432
12,661 Midera Food Processing, Inc.
(a)
593,548
4,194 Tennant Co. 291,902
7,390 Terex Corp. 469,339
1,900,221
TOTAL  INDUSTRIALS 5,229,845
MATERIALS — 13.8%
CONSTRUCTION MATERIALS — 2.7%
2,836 Eagle Materials, Inc. 550,922
CONTAINERS & PACKAGING — 11.1%
43,193 Myers Industries, Inc. 1,386,063
21,997 TriMas Corp. 853,044
2,239,107
TOTAL  MATERIALS 2,790,029
REAL ESTATE — 4.5%
REAL ESTATE OWNERS & DEVELOPERS — 4.5%
32,407 Legacy Housing Corp.
(a)
911,609
TOTAL  REAL ESTATE 911,609
TECHNOLOGY — 13.8%
SOFTWARE — 11.6%
93,624 ACV Auctions, Inc., Class A
(a)
658,177
33,751 Alkami Technology, Inc.
(a)
688,520
1,590 Daily Journal Corp.
(a)
990,467
2,337,164
TECHNOLOGY SERVICES — 2.2%
23,593 Flywire Corp.
(a)
445,672
TOTAL  TECHNOLOGY 2,782,836
TOTAL COMMON STOCKS (Cost $14,380,698) 20,030,148
TOTAL INVESTMENTS — 99.2% (Cost $14,380,698) $ 20,030,148
Other Assets in Excess of Liabilities —  0.8% 155,717
NET ASSETS — 100.0% $ 20,185,865
(a) Non-income producing security.

North Square Altrinsic International Equity Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.4%
Belgium — 1.1%
5,942 KBC Groupe N.V. $ 904,371
Bermuda — 4.4%
13,413 Axis Capital Holdings Ltd. 1,324,936
6,485 Everest Re Group, Ltd. 2,429,605
3,754,541
Canada — 0.7%
3,193 Intact Financial Corp. 618,050
China — 1.2%
71,005 Alibaba Group Holding Ltd. 1,015,000
France — 10.0%
3,779 Airbus SE 866,004
50,134 Bureau Veritas SA 1,586,995
13,947 Cia Generale de Establissements Michelin SCA 566,085
21,930 Danone SA 1,635,823
18,030 Sanofi 1,603,437
25,883 TotalEnergies SE 2,281,234
8,539,578
Germany — 10.9%
7,858 Adidas AG 1,376,657
11,876 Bayerische Motoren Werke AG 852,263
7,888 Daimler Truck Holding AG 427,268
8,254 Deutsche Boerse AG 2,758,932
9,545 Deutsche Post AG 620,148
16,493 GEA Group AG 1,284,183
1,490 MTU Aero Engines A.G. 607,698
2,317 Siemens AG 768,300
13,701 Siemens Healthineers AG 620,338
9,315,787
India — 1.1%
39,984 HDFC Bank Ltd. - ADR 907,637
Indonesia — 0.9%
3,303,596 PT Bank Mandiri (Persero) Tbk 786,966
Ireland — 14.8%
5,229 Aon PLC, Class A 1,681,228
65,101 Bank of Ireland Group ADR 1,436,690
12,425 CRH PLC 1,171,553
13,887 Kerry Group PLC, Class A 1,354,297
13,871 Kingspan Group PLC 1,649,675
16,562 Medtronic PLC 1,501,345
34,463 Octave Intelligence ADR
(a)
686,411
9,945 Octave Intelligence PLC
(a)
198,900
6,252 TE Connectivity PLC 1,283,223

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.4% (Continued)
Ireland — 14.8% (Continued)
5,098 Willis Towers Watson PLC $ 1,725,928
12,689,250
Israel — 1.6%
9,841 Check Point Software Technologies Ltd.
(a)
1,367,013
Italy — 1.6%
48,738 FinecoBank SpA 1,342,008
Japan — 15.8%
49,912 Daito Trust Construction Co., Ltd. 1,040,672
110,495 Japan Exchange Group, Inc. 1,544,003
80,921 Kubota Corp. 1,476,372
28,967 Murata Manufacturing Co. Ltd. 1,287,273
4,546 SMC Corp. 1,992,663
92,278 Sony Group Corp. 2,280,235
185,776 Sumitomo Mitsui Trust Holdings, Inc. 2,056,553
137,503 Suzuki Motor Corp. 1,903,602
13,581,373
Korea (Republic Of) — 2.1%
3,994 Samsung Electronics Co. Ltd. 754,616
2,173 Samsung Fire & Marine Insurance Co., Ltd. 1,052,673
1,807,289
Mexico — 3.6%
6,384 Fomento Economico Mexicano SAB de CV - ADR 768,697
123,843 Grupo Financiero Banorte SAB de CV 1,404,143
334,889 Wal-Mart de Mexico SAB de CV 931,369
3,104,209
Netherlands — 5.2%
8,770 Euronext N.V. 1,660,731
18,464 Heineken N.V. 1,559,254
47,429 Koninklijke Philips N.V. 1,263,182
4,483,167
Norway — 1.6%
40,113 DNB Bank ASA 1,366,193
Spain — 1.1%
50,484 Bankinter SA 974,792
Switzerland — 4.8%
8,813 Chubb Ltd. 2,984,082
6,914 Nestle SA 672,589
5,949 Sandoz Group AG 499,614
4,156,285
Thailand — 0.8%
116,835 Bangkok Bank PCL - ADR 672,729

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.4% (Continued)
United Kingdom — 13.2%
25,161 Admiral Group PLC $ 1,364,595
25,043 BP PLC - ADR 1,073,593
20,594 Compass Group PLC 626,715
51,854 Diageo PLC 1,192,064
70,537 GSK PLC 1,773,898
353,680 Haleon PLC 1,761,622
136,107 Informa PLC 1,641,292
15,133 Intertek Group PLC 1,189,014
49,400 Smith & Nephew PLC 706,478
11,329,271
TOTAL COMMON STOCKS (Cost $65,655,683) 82,715,509
SHORT-TERM INVESTMENTS — 3.2%
2,702,922 First American Treasury Obligations Fund, Class X, 3.60%
(b)
2,702,922
TOTAL SHORT-TERM INVESTMENTS (Cost $2,702,922) 2,702,922
TOTAL INVESTMENTS — 99.6% (Cost $68,358,605) $ 85,418,431
Other Assets in Excess of Liabilities —  0.5% 383,917
NET ASSETS — 100.0% $ 85,802,348
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2026.
ADR - American Depositary Receipt.

North Square McKee Bond Fund
Schedule of Investments
August 31, 2026 (Unaudited)
,
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 4.8%
500,000 Ally Auto Receivables Trust 2026-1 A3, 3.92%, 10/15/30 $ 495,749
22,000 BBCMS Mortgage Trust 2017-C1 A4, 3.67%, 2/15/50 21,883
433,000 BBCMS Mortgage Trust 2026-5C42 A3, 5.60%, 7/15/33 440,454
1,016,000 BMO 2025-5C11 A3 Mortgage Trust, 5.67%, 7/15/58 1,030,512
826,000 BMO 2026-C15 Mortgage Trust, 5.52%, 8/15/59 830,503
360,000 CNH Equipment Trust 2025-B A3, 4.30%, 10/15/30 358,539
476,716 EQUS 2021-EQAZ A Mortgage Trust, 4.66%, 10/15/36 (1MO SOFR +
102bps)
(a)(b)
476,702
403,000 GM Financial Consumer Automobile Receivables 2026-2 A3, 4.15%, 8/18/31 399,050
875,000 GMF Floorplan Owner Revolving Trust 2025-2A A, 4.64%, 3/15/30
(a)
876,418
395,000 Honda Auto Receivables 2026-2 A3 Owner Trust, 4.13%, 11/15/30 392,808
331,000 Hyundai Auto Receivables Trust 2026-B A3, 4.51%, 2/18/31 330,513
464,000 Kubota Credit Owner Trust 2026-2A A3, 4.61%, 9/16/30
(a)
463,664
1,803,000 NextGear Floorplan Master Owner Trust 2024-2A A2, 4.42%, 9/15/27
(a)
1,803,186
652,000 Nissan Auto Receivables 2026-A A3 Owner Trust, 4.47%, 12/16/30 651,277
600,000 T-Mobile US Trust 2026-2A A, 4.74%, 3/20/31
(a)
600,840
464,000 Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31 459,246
735,000 Verizon Master Trust 2026-1 A1A, 3.94%, 2/20/31 729,165
848,000 Wells Fargo Commercial Mortgage Trust 2026-5C10 A3, 5.79%, 6/15/59 865,800
748,000 Wells Fargo Commercial Mortgage Trust 2026-5C8, 5.03%, 3/15/59 743,025
848,000 World Omni Auto Receivables Trust 2025-C A3, 4.08%, 11/15/30 844,499
TOTAL ASSET BACKED SECURITIES (Cost $12,894,109) 12,813,833
CORPORATE BONDS — 29.4%
COMMUNICATIONS — 2.6%
CABLE & SATELLITE — 0.3%
1,173,000 Comcast Corp., 3.25%, 11/01/39 856,960
ENTERTAINMENT CONTENT — 0.6%
1,136,000 Fox Corp., 6.50%, 10/13/33 1,197,078
153,000 Walt Disney Co. (The), 4.00%, 3/14/31 147,877
1,344,955
INTERNET MEDIA & SERVICES — 1.3%
796,000 Alphabet, Inc., 4.40%, 2/15/33 762,049
663,000 Alphabet, Inc., 4.70%, 11/15/35 628,381
304,000 Alphabet, Inc., 6.25%, 8/15/46 305,678
481,000 Meta Platforms, Inc., 4.60%, 11/15/32 462,028
989,000 Meta Platforms, Inc., 4.88%, 11/15/35 926,134
339,000 Meta Platforms, Inc., 5.60%, 5/15/53 285,069
3,369,339
TELECOMMUNICATIONS — 0.4%
451,000 AT&T, Inc., 3.50%, 6/01/41 334,655
1,326,000 Verizon Communications, Inc., 2.65%, 11/20/40 910,600
1,245,255
TOTAL  COMMUNICATIONS 6,816,509

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.4% (Continued)
CONSUMER DISCRETIONARY — 3.2%
AUTOMOTIVE — 2.2%
950,000 American Honda Finance Corp., 5.05%, 7/08/31 $ 942,518
780,000 Ford Motor Co., Class B, 3.25%, 2/12/32 682,508
710,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 714,265
742,000 General Motors Financial Co., Inc., 5.10%, 9/15/31 734,844
1,609,000 Honda Motor Co., Ltd., 4.69%, 7/08/30 1,587,441
1,080,000 Toyota Motor Credit Corp., 4.60%, 3/11/33 1,044,397
5,705,973
E-COMMERCE DISCRETIONARY — 0.9%
1,436,000 Amazon.com, Inc., 4.55%, 3/13/33 1,383,473
1,181,000 Amazon.com, Inc., 5.10%, 7/09/33 1,167,948
2,551,421
RETAIL - DISCRETIONARY — 0.1%
348,000 Lowe's Companies, Inc., 4.50%, 10/15/32 334,745
TOTAL  CONSUMER DISCRETIONARY 8,592,139
CONSUMER STAPLES — 0.8%
RETAIL - CONSUMER STAPLES — 0.6%
1,793,000 Walmart, Inc., 4.45%, 4/30/33 1,747,947
TOBACCO & CANNABIS — 0.2%
438,000 Philip Morris International, Inc., 5.13%, 2/15/30 440,821
TOTAL  CONSUMER STAPLES 2,188,768
ENERGY — 2.7%
OIL & GAS PRODUCERS — 2.7%
216,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 212,133
625,000 Chevron Corp., 4.82%, 4/15/32 622,495
1,026,000 ConocoPhillips Co., 5.30%, 5/15/53 918,628
408,000 Energy Transfer L.P., 3.75%, 5/15/30 389,893
1,182,000 Exxon Mobil Corp., 4.33%, 3/19/50 946,304
1,815,000 Kinder Morgan, Inc., 5.55%, 8/01/36 1,800,442
504,000 ONEOK, Inc., 4.95%, 10/15/32 493,043
360,000 ONEOK, Inc., 6.63%, 9/01/53 368,701
763,000 TotalEnergies Capital SA LLC, 5.49%, 4/05/54 711,623
865,000 TotalEnergies Capital USA LLC, 4.57%, 1/13/33 836,770
7,300,032
TOTAL  ENERGY 7,300,032
FINANCIALS — 12.2%
ASSET MANAGEMENT — 0.4%
394,000 Charles Schwab Corp. (The), 5.49%, 5/21/37
(b)
388,567
905,000 Charles Schwab Corp. (The), 5.66%, 8/12/37 (SOFRRATE + 132bps)
(b)
902,350

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.4% (Continued)
FINANCIALS — 12.2% (continued)
ASSET MANAGEMENT — 0.4% (continued)
$ 1,290,917
BANKING — 9.3%
1,650,000 Bank of America Corp., 4.46%, 2/06/32
(b)
1,603,407
257,000 Bank of Nova Scotia (The), 4.25%, 2/02/30 (SOFRRATE + 73bps)
(b)
253,071
630,000 Bank of Nova Scotia (The), 4.90%, 6/05/32 (SOFRRATE + 97bps)
(b)
620,480
762,000 Barclays PLC, 5.10%, 6/26/32 (SOFRRATE + 114bps)
(b)
750,633
858,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 866,866
3,000,000 Citibank NA, 4.85%, 7/28/31 3,021,600
596,000 Citigroup, Inc., 4.95%, 5/07/31
(b)
592,500
710,000 HSBC Holdings PLC, 5.29%, 11/19/30
(b)
712,834
1,253,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(b)
1,257,073
721,000 JPMorgan Chase & Co., 4.62%, 4/23/32 (SOFRRATE + 99bps)
(b)
704,802
1,182,000 JPMorgan Chase & Co., 4.81%, 10/22/36 (SOFRRATE + 119bps)
(b)
1,120,377
2,562,000 JPMorgan Chase Bank NA, 4.73%, 4/30/31 2,561,084
1,740,000 Morgan Stanley Bank NA, 3.85%, 2/18/28 1,732,369
1,730,000 Morgan Stanley Private Bank NA, 3.85%, 2/18/28 1,722,412
690,000 Morgan Stanley Private Bank NA, 4.73%, 7/18/31 (SOFRRATE + 108bps)
(b)
679,701
688,000 PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
228bps)
(b)
744,859
1,043,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)
(b)
1,032,141
351,000 Truist Financial Corp., 4.60%, 1/27/32
(b)
341,799
223,000 Truist Financial Corp., 5.12%, 1/26/34
(b)
218,874
1,000,000 UBS Bank USA, 3.80%, 2/11/28 995,337
538,000 US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)
(b)
537,422
1,623,000 US Bancorp, 4.84%, 2/01/34
(b)
1,573,802
750,000 Wells Fargo Bank NA, 4.25%, 3/11/27 751,123
24,394,566
INSTITUTIONAL FINANCIAL SERVICES — 2.2%
319,000 Bank of New York Mellon Corp. (The), 4.94%, 2/11/31
(b)
318,615
1,136,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(b)
1,133,701
245,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 245,337
350,000 Goldman Sachs Bank USA, 3.85%, 2/22/28 348,585
1,092,000 Goldman Sachs Group Inc. (The), 4.37%, 10/21/31
(b)
1,056,043
979,000 Goldman Sachs Group Inc. (The), 5.54%, 1/28/36 (SOFRRATE + 138bps)
(b)
969,177
534,000 Morgan Stanley, 5.23%, 1/15/31
(b)
536,014
1,350,000 Morgan Stanley, 5.07%, 1/30/37
(b)
1,287,536
5,895,008
SPECIALTY FINANCE — 0.3%
798,000 Capital One Financial Corp., 7.62%, 10/30/31 (SOFRRATE + 307bps)
(b)
865,164
TOTAL  FINANCIALS 32,445,655

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.4% (Continued)
HEALTH CARE — 1.7%
BIOTECH & PHARMA — 0.9%
694,000 AbbVie, Inc., 5.05%, 9/15/33 $ 687,711
1,105,000 Eli Lilly & Co., 5.00%, 2/09/54 969,485
605,000 Merck & Co., Inc., 4.75%, 5/19/33 590,132
2,247,328
HEALTH CARE FACILITIES & SERVICES — 0.8%
1,174,000 Cigna Group (The), 5.25%, 1/15/36 1,147,538
854,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 843,103
361,000 UnitedHealth Group, Inc., 5.88%, 2/15/53 347,149
2,337,790
TOTAL  HEALTH CARE 4,585,118
INDUSTRIALS — 1.0%
AEROSPACE & DEFENSE — 0.4%
506,000 Boeing Co. (The), 5.15%, 5/01/30 507,599
575,000 Lockheed Martin Corp., 4.70%, 5/15/46 493,683
1,001,282
ELECTRICAL EQUIPMENT — 0.1%
363,000 Johnson Controls International PLC, 5.50%, 4/19/29 368,770
MACHINERY — 0.1%
234,000 Caterpillar, Inc., 5.20%, 5/15/35 233,537
TRANSPORTATION & LOGISTICS — 0.4%
1,413,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 1,203,902
8,608 Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29 8,635
1,212,537
TOTAL  INDUSTRIALS 2,816,126
REAL ESTATE — 0.2%
REIT — 0.2%
208,000 American Tower Corp., 4.90%, 3/15/30 207,068
299,000 American Tower Corp., 4.70%, 12/15/32 288,718
495,786
TOTAL  REAL ESTATE 495,786
TECHNOLOGY — 2.4%
SEMICONDUCTORS — 0.8%
344,000 Broadcom, Inc., 4.35%, 2/15/30 335,350
600,000 Broadcom, Inc., 4.15%, 11/15/30 576,126
636,000 Broadcom, Inc., 3.14%, 11/15/35 512,119
734,000 Nvidia Corp., 4.95%, 6/15/36 698,034
2,121,629
SOFTWARE — 1.1%
1,652,000 Oracle Corp., 4.95%, 2/04/31 1,583,624
191,000 Oracle Corp., 5.88%, 9/26/45 157,596

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.4% (Continued)
TECHNOLOGY — 2.4% (continued)
SOFTWARE — 1.1% (continued)
1,011,000 Salesforce, Inc., 5.55%, 3/15/36 $ 992,970
2,734,190
TECHNOLOGY HARDWARE — 0.2%
857,000 Apple, Inc., 2.95%, 9/11/49 536,815
TECHNOLOGY SERVICES — 0.3%
800,000 International Business Machines Corp., 4.15%, 5/15/39 669,958
328,000 PayPal Holdings, Inc., 5.55%, 6/01/36 320,498
990,456
TOTAL  TECHNOLOGY 6,383,090
UTILITIES — 2.6%
ELECTRIC UTILITIES — 2.6%
747,000 Alabama Power Co., 3.45%, 10/01/49 507,214
281,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 268,978
1,870,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 1,798,719
463,000 Florida Power & Light Co., 5.30%, 6/15/34 463,717
695,000 Florida Power & Light Co., 5.30%, 4/01/53 623,011
1,821,000 MidAmerican Energy Co., 4.25%, 7/15/49 1,418,207
191,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 173,217
586,000 Virginia Electric and Power Co., 4.95%, 3/15/36 557,679
1,137,000 Virginia Electric and Power Co., 5.45%, 4/01/53 1,025,209
6,835,951
TOTAL  UTILITIES 6,835,951
TOTAL CORPORATE BONDS (Cost $80,331,806) 78,459,174
MORTGAGE-BACKED SECURITIES — 30.3%
246,366 Fannie Mae Pool , 4.00%, 5/15/27 229,622
9,901 Fannie Mae Pool , 5.00%, 11/01/29 9,923
15,927 Fannie Mae Pool , 1.50%, 10/01/36 14,215
59,201 Fannie Mae Pool , 3.50%, 12/01/37 56,868
208,327 Fannie Mae Pool , 3.00%, 10/01/40 190,979
196,453 Fannie Mae Pool , 2.00%, 11/01/40 169,123
136,966 Fannie Mae Pool , 2.00%, 1/01/41 118,229
347,751 Fannie Mae Pool , 2.50%, 9/01/41 308,309
392,064 Fannie Mae Pool , 2.50%, 10/01/41 347,718
210,459 Fannie Mae Pool , 2.50%, 11/01/41 186,259
505,124 Fannie Mae Pool , 4.50%, 11/01/44 488,150
333,463 Fannie Mae Pool , 5.00%, 8/01/45 328,247
66,104 Fannie Mae Pool , 3.50%, 6/01/46 60,162
156,880 Fannie Mae Pool , 5.00%, 11/01/46 156,327
80,720 Fannie Mae Pool , 3.00%, 4/01/48 70,453
299,118 Fannie Mae Pool , 4.50%, 1/01/49 284,209
16,654 Fannie Mae Pool , 2.50%, 7/01/49 14,012
63,551 Fannie Mae Pool , 3.00%, 12/01/49 55,170

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 30.3% (Continued)
961,272 Fannie Mae Pool , 3.50%, 3/01/50 $ 858,837
218,611 Fannie Mae Pool , 2.50%, 5/01/50 177,237
990,331 Fannie Mae Pool , 2.50%, 6/01/50 825,943
180,139 Fannie Mae Pool , 5.00%, 6/01/50 176,596
108,145 Fannie Mae Pool , 2.50%, 10/01/50 90,220
15,135 Fannie Mae Pool , 2.00%, 1/01/51 12,066
282,281 Fannie Mae Pool , 2.50%, 2/01/51 236,177
330,208 Fannie Mae Pool , 2.50%, 2/01/51 273,560
231,346 Fannie Mae Pool , 2.00%, 3/01/51 185,565
22,933 Fannie Mae Pool , 2.00%, 5/01/51 18,095
21,312 Fannie Mae Pool , 2.50%, 5/01/51 17,659
577,956 Fannie Mae Pool , 2.50%, 6/01/51 482,013
307,463 Fannie Mae Pool , 2.50%, 6/01/51 256,773
997,077 Fannie Mae Pool , 2.50%, 7/01/51 829,933
582,687 Fannie Mae Pool , 2.50%, 8/01/51 482,300
22,966 Fannie Mae Pool , 2.50%, 10/01/51 18,885
225,751 Fannie Mae Pool , 2.50%, 10/01/51 185,740
214,863 Fannie Mae Pool , 2.00%, 1/01/52 170,328
214,085 Fannie Mae Pool , 3.00%, 1/01/52 184,504
252,668 Fannie Mae Pool , 3.50%, 1/01/52 225,178
506,992 Fannie Mae Pool , 4.00%, 1/01/52 469,714
473,304 Fannie Mae Pool , 2.00%, 2/01/52 377,321
34,959 Fannie Mae Pool , 2.00%, 3/01/52 28,005
293,756 Fannie Mae Pool , 3.50%, 6/01/52 261,451
289,864 Fannie Mae Pool , 5.00%, 6/01/52 283,734
714,224 Fannie Mae Pool , 3.50%, 8/01/52 638,173
375,118 Fannie Mae Pool , 5.00%, 11/01/52 365,153
1,165,475 Fannie Mae Pool , 4.50%, 12/01/52 1,100,784
171,892 Fannie Mae Pool , 6.50%, 1/01/53 178,689
649,995 Fannie Mae Pool , 4.00%, 7/01/53 597,602
309,753 Fannie Mae Pool , 6.00%, 9/01/53 314,290
455,629 Fannie Mae Pool , 5.50%, 3/01/54 456,130
645,123 Fannie Mae Pool , 4.00%, 4/01/54 595,142
1,804,760 Fannie Mae Pool , 5.00%, 4/01/54 1,756,064
2,199,058 Fannie Mae Pool , 5.00%, 11/01/54 2,149,693
377,086 Fannie Mae Pool , 5.50%, 2/01/55 373,690
604,110 Fannie Mae Pool , 5.50%, 3/01/55 598,803
924,011 Fannie Mae Pool , 6.00%, 3/01/55 943,856
1,016,008 Fannie Mae Pool , 5.00%, 1/01/56 983,154
49,574 Fannie Mae Pool , 4.50%, 4/01/56 47,304
270,509 Fannie Mae Pool , 4.50%, 8/01/56 256,781
700,958 Fannie Mae Pool , 5.50%, 9/01/56 709,095
796,686 Fannie Mae REMICS 2005-W1 1A1 , 6.00%, 10/25/44 812,255
23,591 Fannie Mae REMICS 2012-111 EC , 2.00%, 12/25/41 21,844
2,300 Fannie Mae REMICS 2012-145 EA , 1.25%, 1/25/28 2,259
806 Fannie Mae REMICS 2012-34PC , 5.50%, 1/25/32 804

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 30.3% (Continued)
94,579 Fannie Mae REMICS 2013-2 MA , 3.50%, 2/25/43 $ 88,147
46,756 Fannie Mae REMICS 2013-31 NL , 4.00%, 4/25/33 45,760
307,000 Fannie Mae REMICS 2017-44 VB , 3.50%, 10/25/37 301,074
80,701 Fannie Mae REMICS 2017-82 PA , 3.00%, 4/25/45 76,079
147,489 Fannie Mae REMICS 2017-89 PL , 3.00%, 6/25/43 145,534
80,178 Fannie Mae REMICS 2018-62 PT , 3.50%, 9/25/48 75,795
47,177 Fannie Mae REMICS 2019-35 A , 3.00%, 7/25/49 41,731
221,451 Fannie Mae REMICS 2019-37 AG , 3.50%, 6/25/53 210,085
134,312 Fannie Mae REMICS 2020-12 JC , 2.00%, 3/25/50 110,748
462,213 Fannie Mae REMICS 2020-48 DA , 2.00%, 7/25/50 380,869
109,398 Fannie Mae REMICS 2020-78 CA , 2.00%, 10/25/44 99,496
8,355 Fannie Mae REMICS 2021-3 ME , 1.00%, 2/25/51 6,308
29,889 Fannie Mae REMICS 2022-75 A , 5.50%, 1/25/49 30,117
254,074 Fannie Mae REMICS 2023-21 , 5.00%, 1/25/53 250,719
121,293 Fannie Mae REMICS 2024-11 BK , 5.00%, 2/25/51 121,315
221,127 Fannie Mae REMICS 2024-9 NP , 5.50%, 6/25/44 222,236
657,000 Federal Farm Credit Banks Funding Corp. , 4.73%, 5/27/31 653,750
250,000 Federal Farm Credit Banks Funding Corp. , 4.73%, 6/16/31 248,622
1,240,000 Federal Farm Credit Banks Funding Corp. , 4.59%, 8/25/31 1,226,569
1,387,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 1,380,016
763,000 Federal Farm Credit Banks Funding Corp. , 5.06%, 8/17/33 758,305
1,850,000 Federal Home Loan Banks , 5.35%, 8/12/33 1,834,883
1,745,000 Federal Home Loan Banks , 5.45%, 4/15/38 1,732,414
4,681,000 Federal Home Loan Mortgage Corp. , 4.85%, 5/27/31 4,667,022
735,000 Federal Home Loan Mortgage Corp. , 4.38%, 11/20/34 702,560
4,760 Freddie Mac Gold Pool , 3.00%, 11/01/46 4,173
185,742 Freddie Mac Gold Pool , 3.00%, 12/01/46 163,011
103,082 Freddie Mac Gold Pool , 3.00%, 1/01/47 89,914
414,216 Freddie Mac Pool , 2.50%, 3/15/28 347,103
200,153 Freddie Mac Pool , 3.50%, 6/15/29 179,214
207,540 Freddie Mac Pool , 3.00%, 7/01/38 192,517
928,496 Freddie Mac Pool , 4.50%, 8/01/45 896,731
482,655 Freddie Mac Pool , 2.50%, 5/01/50 391,308
106,759 Freddie Mac Pool , 2.00%, 8/01/50 85,732
202,605 Freddie Mac Pool , 2.50%, 11/01/50 166,776
167,823 Freddie Mac Pool , 2.50%, 12/01/50 139,865
259,933 Freddie Mac Pool , 2.00%, 2/01/51 205,249
561,902 Freddie Mac Pool , 2.50%, 3/01/51 468,954
29,439 Freddie Mac Pool , 2.50%, 5/01/51 24,553
21,096 Freddie Mac Pool , 2.50%, 6/01/51 17,362
358,414 Freddie Mac Pool , 2.50%, 9/01/51 300,389
343,335 Freddie Mac Pool , 2.00%, 11/01/51 270,274
381,727 Freddie Mac Pool , 3.00%, 12/01/51 329,436
79,526 Freddie Mac Pool , 3.50%, 1/01/52 70,858
396,319 Freddie Mac Pool , 3.50%, 4/01/52 353,700
1,079,539 Freddie Mac Pool , 4.00%, 5/01/52 991,307

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 30.3% (Continued)
495,151 Freddie Mac Pool , 3.50%, 7/01/52 $ 443,314
602,993 Freddie Mac Pool , 3.00%, 8/01/52 523,582
3,589,331 Freddie Mac Pool , 3.00%, 8/01/52 3,079,289
398,440 Freddie Mac Pool , 5.00%, 12/01/52 392,784
476,087 Freddie Mac Pool , 6.00%, 2/01/53 488,361
207,502 Freddie Mac Pool , 5.50%, 6/01/53 207,489
14,495 Freddie Mac Pool , 6.00%, 8/01/53 14,794
417,712 Freddie Mac Pool , 5.50%, 9/01/53 419,683
184,333 Freddie Mac Pool , 6.50%, 11/01/53 192,359
615,539 Freddie Mac Pool , 6.00%, 3/01/54 634,063
809,120 Freddie Mac Pool , 4.50%, 9/01/54 765,481
614,258 Freddie Mac Pool , 5.00%, 9/01/54 594,901
177,378 Freddie Mac Pool , 5.50%, 11/01/54 177,626
569,617 Freddie Mac Pool , 5.50%, 3/01/55 566,323
466,643 Freddie Mac Pool , 5.50%, 11/01/55 462,663
473,319 Freddie Mac Pool , 5.50%, 11/01/55 469,766
856,669 Freddie Mac Pool , 5.50%, 1/01/56 848,955
7,717 Freddie Mac REMICS 4097 BG , 2.00%, 12/15/41 7,272
14,015 Freddie Mac REMICS 4322 DJ , 3.00%, 5/15/43 13,779
131,221 Freddie Mac REMICS 4569 DA , 3.00%, 8/15/44 126,613
18,045 Freddie Mac REMICS 4628 KA , 3.00%, 1/15/55 17,562
146,875 Freddie Mac REMICS 4639 KB , 3.25%, 4/15/53 143,136
493,914 Freddie Mac REMICS 4948 E , 2.50%, 10/25/48 446,555
72,749 Freddie Mac REMICS 4994 GA , 2.00%, 3/25/44 69,146
221,162 Freddie Mac REMICS 4998 A , 2.00%, 5/25/46 196,685
314,921 Freddie Mac REMICS 5009 TA , 1.00%, 9/25/50 239,281
37,108 Freddie Mac REMICS 5019 GH , 2.00%, 6/25/42 35,331
15,851 Freddie Mac REMICS 5056 PB , 0.75%, 12/25/50 12,087
36,712 Freddie Mac REMICS 5070 JP , 2.00%, 1/25/51 29,597
145,026 Freddie Mac REMICS 5072 NJ , 1.00%, 1/25/50 108,899
640,497 Freddie Mac REMICS 5100 PD , 1.50%, 2/25/49 510,393
91,344 Freddie Mac REMICS 5131 TG , 1.00%, 4/25/49 77,138
228,581 Freddie Mac REMICS 5199 BA , 3.00%, 6/25/48 207,913
631,327 Freddie Mac REMICS 5419 CA , 5.50%, 9/25/49 633,883
345,193 Freddie Mac REMICS 5522 DE , 5.50%, 11/25/51 347,526
738,055 Freddie Mac REMICS 5604 EA , 4.50%, 4/25/52 721,006
325,434 Freddie Mac Strips 452 AB , 5.05%, 6/25/36 321,143
63,029 Freddie Mac Structured Pass-Through Certificates , 4.80%, 7/25/44 (12MTA +
140bps)
(b)
61,749
9,896 Freddie Mac Structured Pass-Through Certificates , 4.60%, 10/25/44 (12MTA
+ 120bps)
(b)
9,204
255,042 Ginnie Mae I Pool , 3.00%, 8/15/45 225,939
3,597 Ginnie Mae II Pool , 3.50%, 4/20/27 3,583
2,145 Ginnie Mae II Pool , 3.50%, 7/20/27 2,135
326,118 Ginnie Mae II Pool , 3.50%, 12/20/34 314,119
1,686 Ginnie Mae II Pool , 5.00%, 6/20/48 1,661

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 30.3% (Continued)
37,396 Ginnie Mae II Pool , 5.00%, 7/20/48 $ 36,844
323,933 Ginnie Mae II Pool , 3.50%, 1/20/50 289,969
200,256 Ginnie Mae II Pool , 2.50%, 12/20/50 165,978
1,010,275 Ginnie Mae II Pool , 2.00%, 2/20/51 792,873
2,314,961 Ginnie Mae II Pool , 2.00%, 3/20/51 1,847,413
715,383 Ginnie Mae II Pool , 2.00%, 4/20/51 562,321
1,244,847 Ginnie Mae II Pool , 2.50%, 6/20/51 1,026,048
391,083 Ginnie Mae II Pool , 2.50%, 9/20/51 324,766
676,809 Ginnie Mae II Pool , 3.00%, 3/20/52 591,042
334,823 Ginnie Mae II Pool , 4.00%, 7/20/52 298,938
778,307 Ginnie Mae II Pool , 4.50%, 9/20/52 736,398
692,467 Ginnie Mae II Pool , 5.00%, 11/20/52 681,007
253,551 Ginnie Mae II Pool , 2.50%, 2/20/53 212,860
1,308,648 Ginnie Mae II Pool , 5.00%, 2/20/53 1,278,392
263,900 Ginnie Mae II Pool , 5.50%, 9/01/53
(b)
265,347
384,128 Ginnie Mae II Pool , 6.00%, 9/20/53 392,826
971,148 Ginnie Mae II Pool , 3.00%, 12/20/53 829,061
1,469,240 Ginnie Mae II Pool , 4.00%, 7/20/56 (H15T1Y + 150bps)
(b)
1,420,811
791 Government National Mortgage Association 2009-34 BH , 4.00%, 5/20/39 764
43,213 Government National Mortgage Association 2014-6 JA , 2.75%, 6/20/42 42,258
423,959 Government National Mortgage Association 2015-151 UB , 2.00%, 3/20/45 384,852
1,506 Government National Mortgage Association 2016-150 JG , 2.50%, 10/20/45 1,497
109,688 Government National Mortgage Association 2018-76 EB , 2.50%, 9/20/46 105,507
258,014 Government National Mortgage Association 2020-45 ME , 2.00%, 3/20/50 212,408
1,268,285 Government National Mortgage Association 2021-154 CE , 1.75%, 9/20/51 1,090,530
110,021 Government National Mortgage Association 2021-77 LA , 1.00%, 8/20/50 82,787
147,052 Government National Mortgage Association 2021-83 KB , 1.25%, 5/20/51 112,139
1,030,302 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 847,871
7,440 Government National Mortgage Association 2022-213 GP , 5.00%, 8/20/47 7,426
453,003 Government National Mortgage Association 2022-218 EV , 5.50%, 11/20/33 453,921
19,534 Government National Mortgage Association 2022-99 GQ , 3.50%, 1/20/52 18,974
16,124 Government National Mortgage Association 2023-120 AK , 6.00%, 11/20/44 16,208
29,229 Government National Mortgage Association 2023-150 HE , 6.00%, 3/20/42 29,291
428,021 Government National Mortgage Association 2024-1 DV , 5.50%, 10/20/35 429,932
152,734 Government National Mortgage Association 2024-20 PC , 5.50%, 2/20/54 152,583
3,310 Government National Mortgage Association 2024-20 VG , 5.50%, 8/20/35 3,317
8,979 Government National Mortgage Association 2024-43 HP , 5.00%, 7/20/53 8,898
73,919 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 73,792
540,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 519,352
568,000 Morgan Stanley Capital I Trust 2016-UBS12 , 3.60%, 12/17/49 565,691
925,000 PSMC 2020-3 Trust , 3.00%, 11/25/50
(a)(b)
768,025
58,959 Seasoned Credit Risk Transfer Trust 2012-2 MA , 2.00%, 11/25/60 51,420
15,000 UBS Commercial Mortgage Trust 2018-C8 A4 , 3.98%, 2/15/51 14,724
362,000 UBS Commercial Mortgage Trust 2019-C17 A4 , 2.92%, 10/18/52 339,754
2,155,609 UMBS Freddie Mac Pool , 4.50%, 10/01/52 2,039,833
332,175 UMBS Freddie Mac Pool , 5.00%, 7/01/53 326,037

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 30.3% (Continued)
326,919 UMBS Freddie Mac Pool , 5.50%, 10/01/54 $ 323,975
481,000 Wells Fargo Commercial Mortgage Trust 2017-RB1 , 3.64%, 3/15/50 475,610
TOTAL MORTGAGE-BACKED SECURITIES (Cost $83,233,510) 80,632,992
NON U.S. GOVERNMENT & AGENCIES — 1.4%
SUPRANATIONAL — 1.4%
2,697,000 Inter-American Development Bank, 4.25%, 3/20/30 2,678,605
1,098,000 International Bank for Reconstruction & Development, 1.62%, 3/11/30 985,472
3,664,077
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,713,256) 3,664,077
U.S. GOVERNMENT & AGENCIES — 32.3%
U.S. TREASURY BONDS — 11.0%
1,722,000
United States Treasury Bond, 2.75% , 11/15/42 1,266,343
2,660,000
United States Treasury Bond, 4.75% , 11/15/43 2,528,870
6,219,000
United States Treasury Bond, 2.00% , 8/15/51 3,373,565
4,064,000
United States Treasury Bond, 4.00% , 11/15/52 3,323,114
7,114,000
United States Treasury Note/Bond, 3.13% , 8/15/44 5,372,182
2,900,000
United States Treasury Note/Bond, 4.63% , 2/15/46 2,682,500
3,011,000
United States Treasury Note/Bond, 5.00% , 5/15/46 2,922,787
6,251,000
United States Treasury Note/Bond, 3.13% , 5/15/48 4,506,580
3,434,000
United States Treasury Note/Bond, 5.00% , 5/15/56 3,305,493
U.S. TREASURY NOTES — 21.3%
1,137,000
United States Treasury Note, 2.38% , 5/15/29 1,079,151
5,142,000
United States Treasury Note, 4.13% , 7/31/31 5,056,434
4,406,000
United States Treasury Note, 3.63% , 2/15/53 3,364,652
4,675,000
United States Treasury Note/Bond, 3.88% , 7/15/28 4,636,285
5,392,000
United States Treasury Note/Bond, 3.50% , 11/15/28 5,294,902
2,702,000
United States Treasury Note/Bond, 3.50% , 1/15/29 2,649,015
3,274,000
United States Treasury Note/Bond, 4.13% , 7/15/29 3,249,573
3,552,000
United States Treasury Note/Bond, 3.63% , 10/31/30 3,438,641
2,333,000
United States Treasury Note/Bond, 3.63% , 12/31/30 2,255,173
2,351,000
United States Treasury Note/Bond, 4.13% , 5/31/31 2,314,357
3,181,000
United States Treasury Note/Bond, 4.13% , 6/30/31 3,130,551
3,671,000
United States Treasury Note/Bond, 4.38% , 7/31/31 3,651,211
686,000
United States Treasury Note/Bond, 3.75% , 10/31/32 655,907
1,638,000
United States Treasury Note/Bond, 3.75% , 2/28/33 1,561,795
1,314,000
United States Treasury Note/Bond, 4.25% , 3/31/33 1,288,695
3,643,000
United States Treasury Note/Bond, 4.25% , 5/31/33 3,569,002
672,000
United States Treasury Note/Bond, 4.25% , 6/30/33 658,245
2,211,000
United States Treasury Note/Bond, 4.38% , 7/31/33 2,178,526
2,302,000
United States Treasury Note/Bond, 4.25% , 5/15/35 2,226,555
1,867,000
United States Treasury Note/Bond, 4.38% , 5/15/36 1,812,449
2,687,000
United States Treasury Note/Bond, 4.63% , 8/15/36 2,661,180
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $88,000,120) 86,013,733

North Square McKee Bond Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
CERTIFICATE OF DEPOSIT — 1.0%
BANKING — 1.0%
2,750,000 JPMorgan Chase Bank NA, 5.00%, 5/22/31 $ 2,760,829
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,750,000) 2,760,829
SHORT-TERM INVESTMENTS — 1.4%
3,791,964 First American Treasury Obligations Fund, Class X, 3.60%
(c)
3,791,964
TOTAL SHORT-TERM INVESTMENTS (Cost $3,791,964) 3,791,964
TOTAL INVESTMENTS — 100.6% (Cost $274,714,765) $ 268,136,602
Liabilities in Excess of Other Assets —  (0.6)% (1,637,352)
NET ASSETS — 100.0% $ 266,499,250
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2026 the total market value of 144A securities is $4,988,835 or 1.9% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

North Square Strategic Income Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 3.5%
ENERGY — 2.2%
OIL & GAS PRODUCERS — 1.4%
16,613 Chevron Corp. $ 3,424,604
26,981 ConocoPhillips 3,574,713
20,898 ExxonMobil Holdings Corp. 3,363,533
14,972 Phillips 66 3,691,796
10,094 Valero Energy Corp. 3,622,938
17,677,584
OIL & GAS SERVICES & EQUIPMENT — 0.8%
95,659 Halliburton Co. 3,525,034
68,412 SLB Ltd. 4,111,561
606,209 Transocean Ltd.
(a)
3,522,074
11,158,669
TOTAL  ENERGY 28,836,253
MATERIALS — 1.3%
METALS & MINING — 1.3%
22,413 Agnico Eagle Mines Ltd. 4,552,304
107,068 Alamos Gold, Inc., Class A 3,919,760
37,839 BHP Group Ltd. - ADR 3,553,839
135,307 Kinross Gold Corp. 4,151,219
16,177,122
TOTAL  MATERIALS 16,177,122
TOTAL COMMON STOCKS (Cost $41,539,940) 45,013,375
EXCHANGE-TRADED FUNDS — 0.6%
276,501 North Square RCIM Tax-Advantaged Preferred & Income Securities ETF
(b)
7,005,153
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,008,814) 7,005,153
P r i nc i p a l
Amo u nt ($)
ASSET BACKED SECURITIES — 11.5%
390,758 Aegis Asset Backed Securities Trust 2005-2, 4.26%, 6/25/35 (TSFR1M +
83bps)
(c)
381,931
10,425,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(d)
10,405,026
5,325,000 Canon Music Issuer Trust, 5.52%, 5/01/76
(d)
5,286,275
10,553,000 CFCRE Commercial Mortgage Trust 2016-C3, 2.80%, 1/10/48
(d)
9,550,365
26,130,000 Citigroup Commercial Mortgage Trust 2015-101A, 1.10%, 1/14/43
(c)(d)
1,821,888
3,550,000 Citigroup Commercial Mortgage Trust 2015-GC27, 3.00%, 2/01/48
(d)
3,367,078
72,000,000 Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29
(c)(d)
1,587,240
5,697,174 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(c)(d)
5,641,006
350,000 COMM 2013-CCRE7 Mortgage Trust, 4.25%, 3/10/46
(c)(d)
332,932
5,686,000 Credit Suisse Mortgage Trust 2021-Gate C, 6.46%, 12/15/36
(c)(d)
5,652,118
374,842 FBR Securitization Trust 2005-5 M2, 4.49%, 11/26/35 (TSFR1M + 82bps)
(c)
369,989
151,282,017 FREMF 2016-K59 Mortgage Trust, 0.10%, 11/25/49
(d)
1,513

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 11.5% (Continued)
1,239,562,196 FREMF 2021-K128 Mortgage Trust, 0.10%, 4/25/54
(c)(d)
$ 4,449,037
7,358,089 GS Mortgage Securities Corp. Trust 2012-BWTR, 2.95%, 11/05/34
(d)
6,861,986
1,637,537 GS Mortgage Securities Corp. Trust 2015-GC32, 4.21%, 7/10/48
(c)(d)
1,593,573
8,016,000 HI-FI Music IP Issuer LP 2022-1A A2, 3.94%, 2/01/62
(d)
7,982,005
3,135,484 HomeBanc Mortgage Trust 2005-3 M4, 4.79%, 7/25/35
(c)
3,139,880
42,991 HSI Asset Securitization Corp. Trust 2006-OPT3, 4.05%, 2/25/36 (TSFR1M
+ 65bps)
(c)
42,805
707,421 Impac CMB Trust Series 2005-4, 4.43%, 5/25/35 (TSFR1M + 54bps)
(c)
683,760
177,861 JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.04%, 3/25/37 (TSFR1M
+ 37bps)
(c)
177,113
3,580,000 Kapitus Asset Securitization, LLC 2024-1A, 5.49%, 9/10/31
(d)
3,592,029
496,438 Long Beach Mortgage Loan Trust 2005-1, 5.06%, 2/25/35 (TSFR1M +
139bps)
(c)
487,193
4,630,622 Lyra Music Assets Delaware LP 2025-1A A2, 5.60%, 9/20/65
(d)
4,643,588
3,346,364 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.67%,
8/15/45
(c)(d)
3,331,825
6,217,000 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 F, 4.50%,
8/15/45
(d)
6,157,258
1,949,251 Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C, 4.27%,
2/15/46
(c)
1,828,709
2,227,484 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.06%,
10/01/48
(d)
2,139,557
302,229 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
300,082
2,500,000 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
2,432,759
9,475,000 Morgan Stanley Capital I Trust 2014-150E, 3.91%, 9/09/32
(d)
8,989,962
12,199,582 MSBAM Commercial Mortgage Securities Trust 2012-CKSV A2, 3.28%,
10/15/30
(d)
12,051,662
8,350,000 Olympic Tower 2017-OT Mortgage Trust, 3.57%, 5/01/39
(d)
8,022,789
13,556,025 Planet Fitness Master Issuer LLC 2025-1A A2I, 5.27%, 12/06/55
(d)
13,354,295
110,423 Renaissance Home Equity Loan Trust 2005-3, 5.14%, 11/25/35 110,283
251,000,000 RIDE 2025-SHRE, 0.28%, 2/14/47
(c)(d)
1,988,071
9,855,000 Zayo Issuer LLC 2025-3A A2, 5.57%, 10/20/55
(d)
9,691,584
TOTAL ASSET BACKED SECURITIES (Cost $148,859,819) 148,449,166

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 37.6%
COMMUNICATIONS — 4.8%
ENTERTAINMENT CONTENT — 0.9%
5,600,000 Fox Corp., 6.50%, 10/13/33 $ 5,901,088
6,900,000 Paramount Global, 6.25%, 2/28/57
(c)
5,361,970
11,263,058
TELECOMMUNICATIONS — 3.9%
9,000,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(c)
9,097,524
8,775,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
8,838,582
5,700,000 TELUS Corp., 6.63%, 10/15/55
(c)
5,659,325
4,000,000 TELUS Corp., 7.00%, 10/15/55
(c)
3,970,889
6,300,000 T-Mobile USA, Inc., 4.95%, 11/15/35 5,994,811
7,000,000 Verizon Communications, Inc., 6.75%, 2/15/57 (H15T5Y + 230bps)
(c)
6,983,341
10,000,000 Verizon Communications, Inc., 6.05%, 5/14/58 (H15T5Y + 181bps)
(c)
9,767,119
50,311,591
TOTAL  COMMUNICATIONS 61,574,649
CONSUMER DISCRETIONARY — 1.2%
AUTOMOTIVE — 0.7%
9,416,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(c)(e)
9,377,591
LEISURE PRODUCTS — 0.5%
5,900,000 Hasbro, Inc., 6.05%, 5/14/34 6,076,042
TOTAL  CONSUMER DISCRETIONARY 15,453,633
CONSUMER STAPLES — 0.5%
TOBACCO & CANNABIS — 0.5%
6,000,000 Altria Group, Inc., 5.63%, 2/06/35 6,038,376
TOTAL  CONSUMER STAPLES 6,038,376
ENERGY — 6.4%
OIL & GAS PRODUCERS — 6.4%
6,150,000 Cenovus Energy, Inc., 5.40%, 3/20/36 5,987,475
8,050,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(c)
8,435,716
6,000,000 Enbridge, Inc., 7.63%, 1/15/83 (H15T5Y + 517bps)
(c)
6,459,036
5,000,000 Energy Transfer LP, 6.70%, 1/15/57 (H15T5Y + 222bps)
(c)
4,959,602
9,500,000 Energy Transfer LP, 6.63%, 2/15/72 (SOFR + 416bps)
(c)(e)
9,563,878
6,000,000 HF Sinclair Corp., 5.50%, 9/01/32 5,989,101
2,000,000 Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)
(c)
1,976,314
10,000,000 Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)
(c)
9,882,643
9,000,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
9,448,731
8,000,000 Transcanada Trust, 5.50%, 9/15/79
(c)
7,906,769
12,350,000 Venture Global LNG, Inc., 9.00%, 12/31/99
(c)(d)(e)
12,524,831
83,134,096
TOTAL  ENERGY 83,134,096

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 37.6% (Continued)
FINANCIALS — 10.6%
ASSET MANAGEMENT — 1.7%
14,055,000 Charles Schwab Corp. (The), 4.00%, 12/31/49 (H15T10Y + 308bps)
(c)(e)
$ 13,088,282
5,000,000 UBS Group AG, 6.88%, 12/31/99 (USISSO5 + 309bps)
(c)(d)(e)
4,996,640
4,000,000 UBS Group AG, 4.38%, 8/10/71
(c)(e)
3,649,696
21,734,618
BANKING — 8.2%
12,000,000 Bank of America Corp., Series FF, 5.88%, 3/15/49
(e)
12,005,170
5,000,000 BNP Paribas SA, 6.88%, 12/15/99
(c)(d)(e)
4,911,482
7,500,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(c)(e)
7,593,450
7,000,000 Citigroup, Inc., 6.63%, 5/15/99
(e)
7,103,446
7,750,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(c)(e)
7,729,102
2,500,000 HSBC Holdings PLC, 6.75%, 11/18/80
(c)(e)
2,481,886
10,800,000 HSBC Holdings PLC, 4.60%, 12/31/99 (H15T5Y + 365bps)
(c)(e)
10,077,884
6,000,000 Huntington Bancshares, Inc., 6.25%, 10/15/80 (H15T5Y + 265bps)
(c)(e)
6,047,607
11,000,000 JPMorgan Chase & Co., 6.50%, 4/01/80 (H15T5Y + 215bps)
(c)(e)
11,182,820
11,800,000 Nordea Bank Abp , 6.75%, 11/10/88 (H15T5Y + 272bps)
(c)(d)(e)
11,832,662
5,000,000 Royal Bank of Canada, 6.50%, 11/24/85 4,829,930
7,800,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(c)(e)
7,419,366
12,000,000 Wells Fargo & Co., 6.13%, 6/15/80
(c)(e)
11,898,744
105,113,549
INSTITUTIONAL FINANCIAL SERVICES — 0.1%
2,000,000 Goldman Sachs Group, Inc. (The), 6.50%, 8/10/81 (H15T5Y + 218bps)
(c)(e)
1,991,469
SPECIALTY FINANCE — 0.6%
7,189,000 Capital One Financial Corp., 3.95%, 12/01/70
(c)(e)
7,189,000
TOTAL  FINANCIALS 136,028,636
HEALTH CARE — 1.1%
BIOTECH & PHARMA — 0.5%
6,100,000 Royalty Pharma PLC, 5.40%, 9/02/34 6,046,371
HEALTH CARE FACILITIES & SERVICES — 0.6%
6,000,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(c)
6,157,986
1,800,000 Humana, Inc., 6.63%, 9/15/56
(c)
1,785,541
7,943,527
TOTAL  HEALTH CARE 13,989,898
MATERIALS — 0.8%
CHEMICALS — 0.4%
6,750,000 FMC Corp., 8.45%, 11/01/55
(c)
4,992,850
METALS & MINING — 0.4%
5,700,000 Vale Overseas Ltd., 6.13%, 6/12/33 5,886,789
TOTAL  MATERIALS 10,879,639

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 37.6% (Continued)
TECHNOLOGY — 0.5%
TECHNOLOGY HARDWARE — 0.5%
6,000,000 NetApp, Inc., 5.50%, 3/17/32 $ 6,031,870
TOTAL  TECHNOLOGY 6,031,870
UTILITIES — 11.7%
ELECTRIC UTILITIES — 10.4%
5,467,000 Algonquin Power & Utilities Corp., 4.75%, 1/18/82
(c)
5,433,961
5,000,000 Alliant Energy Corp., 3.25%, 5/30/28 5,168,750
4,782,000 American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 268bps)
(c)
5,024,992
3,500,000 American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)
(c)
3,406,359
9,725,000 CenterPoint Energy, Inc., 3.00%, 8/01/28 9,887,894
3,000,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(c)
3,115,662
5,000,000 CenterPoint Energy, Inc., 6.40%, 8/15/58
(c)
5,023,632
5,000,000 CMS Energy Corp., 3.13%, 5/01/31
(d)
4,875,000
11,000,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 201bps)
(c)
10,790,580
4,000,000 DTE Energy Co., 6.20%, 7/01/58 (H15T5Y + 181bps)
(c)
3,985,878
4,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(c)
4,605,345
6,500,000 Emera US Finance LLC, 6.85%, 10/01/56 (H15T5Y + 265bps)
(c)
6,524,531
5,000,000 Eversource Energy, 6.35%, 8/15/56 (H15T5Y + 233bps)
(c)
4,988,912
5,500,000 Exelon Corp., 3.25%, 3/15/29
(d)
5,451,875
9,700,000 Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)
(c)
9,781,752
6,000,000 NextEra Energy Capital Holdings, Inc., 6.38%, 8/15/55
(c)
6,036,528
7,500,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(c)
7,542,832
7,000,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(c)
7,059,570
4,925,000 Southern Co. (The), 3.25%, 6/15/28 4,868,362
5,040,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(c)(d)(e)
5,374,787
5,500,000 WEC Energy Group, Inc., 3.38%, 6/01/28 5,542,625
10,000,000 Xcel Energy, Inc., 5.75%, 12/03/56
(c)
9,706,044
134,195,871
GAS & WATER UTILITIES — 1.3%
8,550,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(c)(d)
8,848,780
5,000,000 NiSource, Inc., 5.75%, 7/15/56
(c)
4,927,089
3,000,000 Southern Company Gas Capital Corp., 6.05%, 9/15/56
(c)
2,981,980
16,757,849
TOTAL  UTILITIES 150,953,720
TOTAL CORPORATE BONDS (Cost $489,711,850) 484,084,517
MORTGAGE-BACKED SECURITIES — 34.0%
4,575,021 Fannie Mae Pool , 3.50%, 10/01/51 4,065,322
7,993,253 Fannie Mae Pool , 2.50%, 12/01/51 6,556,487
15,454,856 Fannie Mae Pool , 3.00%, 12/01/51 13,200,296
12,903,096 Fannie Mae Pool , 3.00%, 4/01/52 11,023,694
5,082,358 Fannie Mae Pool , 3.50%, 4/01/52 4,545,895
2,158,365 Fannie Mae Pool , 2.50%, 5/01/52 1,787,454
7,679,575 Fannie Mae Pool , 3.00%, 5/01/52 6,586,535

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 34.0% (Continued)
11,118,037 Fannie Mae Pool , 3.50%, 5/01/52 $ 9,931,779
12,080,916 Fannie Mae Pool , 4.00%, 5/01/52 11,068,599
3,528,691 Fannie Mae Pool , 4.20%, 5/01/52 3,114,643
8,199,083 Fannie Mae Pool , 2.50%, 6/01/52 6,737,224
1,707,953 Fannie Mae Pool , 3.00%, 7/01/52 1,466,488
11,057,658 Fannie Mae Pool , 4.00%, 7/01/52 10,167,934
1,892,777 Fannie Mae Pool , 5.00%, 7/01/52 1,844,055
6,723,622 Fannie Mae Pool , 3.50%, 9/01/52 5,974,338
3,872,426 Fannie Mae Pool , 4.50%, 11/01/52 3,663,807
14,994,686 Fannie Mae Pool , 4.00%, 3/01/53 13,765,024
1,737,841 Fannie Mae Pool , 5.00%, 3/01/53 1,691,364
5,397,757 Fannie Mae Pool , 4.50%, 6/01/53 5,107,853
2,532,562 Fannie Mae Pool , 5.00%, 6/01/53 2,464,748
3,311,253 Fannie Mae Pool , 4.50%, 7/01/53 3,139,571
2,373,439 Fannie Mae Pool , 6.00%, 10/01/53 2,401,716
589,581 Fannie Mae Pool , 6.00%, 10/01/53 601,799
10,135,856 Fannie Mae Pool , 4.00%, 11/01/53 9,301,785
5,980,000 Fannie Mae Pool , 6.00%, 1/01/54 6,051,411
9,677,129 Fannie Mae Pool , 5.50%, 5/01/54 9,610,908
4,150,165 Fannie Mae Pool , 4.50%, 8/01/54 3,936,193
772,765 Fannie Mae Pool , 6.00%, 11/01/54 785,518
12,574,440 Fannie Mae Pool , 4.00%, 1/01/55 11,488,384
4,496,862 Fannie Mae Pool , 5.00%, 6/01/55 4,365,302
6,560,102 Fannie Mae Pool , 5.00%, 6/01/55 6,335,315
2,621,940 Fannie Mae-Aces 2019-M24 XA , 1.24%, 3/26/29
(c)
57,574
3,470,843 Fannie Mae-Aces 2020-M10 X6 , 1.38%, 8/25/28
(c)
69,930
207,151 Fannie Mae-Aces 2020-M39 1A1 , 0.75%, 9/25/28 203,966
39,657,434 Fannie Mae-Aces 2025-M4 X , 0.53%, 8/01/35
(c)
1,555,408
62,302,051 Fannie Mae-Aces 2025-M6 X , 0.66%, 10/25/35
(c)
2,966,126
15,695,757 FHLMC Multifamily Structured Pass-Through Certificates 2021-RR19 X ,
2.02%, 4/27/29
(c)
495,732
30,000,000 FHLMC Multifamily Structured Pass-Through Certificates K064 XAM ,
0.48%, 3/25/27
(c)
79,179
30,893,000 FHLMC Multifamily Structured Pass-Through Certificates K067 XAM ,
0.47%, 8/25/27
(c)
125,972
7,570,000 FHLMC Multifamily Structured Pass-Through Certificates K109 XAM ,
1.80%, 4/25/30
(c)
441,211
7,249,000 FHLMC Multifamily Structured Pass-Through Certificates K110 XAM ,
1.84%, 4/25/30
(c)
428,955
1,835,000 FHLMC Multifamily Structured Pass-Through Certificates K111 X3 , 3.18%,
4/25/48
(c)
192,567
3,332,000 FHLMC Multifamily Structured Pass-Through Certificates K116 XAM ,
1.60%, 8/25/30
(c)
184,304
2,750,000 FHLMC Multifamily Structured Pass-Through Certificates K122 X3 , 2.63%,
1/25/49
(c)
254,075

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 34.0% (Continued)
1,715,000 FHLMC Multifamily Structured Pass-Through Certificates K124 X3 , 2.62%,
2/25/49
(c)
$ 166,509
32,561,343 FHLMC Multifamily Structured Pass-Through Certificates K738 X1 , 1.47%,
1/25/27
(c)
68,704
214,365 FHLMC Multifamily Structured Pass-Through Certificates KJ37 A1 , 1.68%,
12/25/27 209,023
19,749,108 FHLMC Multifamily Structured Pass-Through Certificates Q002 XA , 0.90%,
7/25/33
(c)
544,963
281,107,537 Freddie Mac Multifamily Structured Pass-Through Certificates K072 X1 ,
0.36%, 12/25/27
(c)
1,135,337
3,455,000 Freddie Mac Multifamily Structured Pass-Through Certificates K-119 X3 ,
2.73%, 10/25/30
(c)
330,494
119,886,932 Freddie Mac Multifamily Structured Pass-Through Certificates K507 X1 ,
0.09%, 9/25/28
(c)
302,355
132,751,826 Freddie Mac Multifamily Structured Pass-Through Certificates K513 X1 ,
0.69%, 12/25/28
(c)
1,972,121
49,208,000 Freddie Mac Multifamily Structured Pass-Through Certificates K755 XAM ,
0.36%, 2/25/31
(c)
853,719
23,350,000 Freddie Mac Multifamily Structured Pass-Through Certificates KG04 X3 ,
2.63%, 11/25/30
(c)
2,133,359
63,459,114 Freddie Mac Multifamily Structured Pass-Through Certificates KG06 X1 ,
0.53%, 10/25/31
(c)
1,396,520
12,044,000 Freddie Mac Multifamily Structured Pass-Through Certificates KS16 X ,
1.18%, 1/25/32
(c)
548,981
3,829,985 Freddie Mac Pool , 4.00%, 5/01/52 3,508,980
6,868,913 Freddie Mac Pool , 3.50%, 6/01/52 6,115,528
12,098,409 Freddie Mac Pool , 3.50%, 7/01/52 10,748,067
14,148,210 Freddie Mac Pool , 3.50%, 9/01/52 12,571,540
9,667,806 Freddie Mac Pool , 3.50%, 9/01/52 8,664,914
7,254,129 Freddie Mac Pool , 4.00%, 9/01/52 6,659,902
1,601,281 Freddie Mac Pool , 4.50%, 2/01/53 1,512,295
2,436,345 Freddie Mac Pool , 5.00%, 6/01/53 2,364,965
2,093,631 Freddie Mac Pool , 5.50%, 6/01/53 2,080,322
1,352,745 Freddie Mac Pool , 5.50%, 6/01/53 1,347,186
2,328,209 Freddie Mac Pool , 6.00%, 11/01/53 2,374,633
1,483,864 Freddie Mac Pool , 6.00%, 12/01/53 1,508,930
3,172,661 Freddie Mac Pool , 6.50%, 12/01/53 3,282,587
5,887,540 Freddie Mac Pool , 5.50%, 9/01/54 5,858,541
8,196,427 Freddie Mac Pool , 5.00%, 11/01/54 7,943,956
6,744,830 Freddie Mac Pool , 5.00%, 11/01/54 6,541,197
3,537,584 Freddie Mac Pool , 5.00%, 12/01/54 3,445,335
1,436,539 Freddie Mac Pool , 6.00%, 12/01/54 1,459,045
3,722,557 Freddie Mac Pool , 6.00%, 7/01/55 3,766,907
9,276,680 Freddie Mac Pool , 4.50%, 9/01/55 8,793,963
16,595,133 Freddie Mac Pool , 5.00%, 3/01/56 16,073,576
16,897,205 Freddie Mac Pool , 5.00%, 4/01/56 16,333,638

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 34.0% (Continued)
12,115,885 Freddie Mac Pool , 5.00%, 5/01/56 $ 11,707,856
7,690,000 Freddie Mac Structured Pass-Through Certificates 2020-RR02 AX , 1.83%,
10/27/28
(c)
209,289
125,870,000 Freddie Mac Structured Pass-Through Certificates KG08 X1 , 0.00%,
5/25/33
(c)
512,492
6,682,281 Ginnie Mae II Pool , 2.50%, 12/01/51 5,595,018
1,877,478 Ginnie Mae II Pool , 2.00%, 7/20/52 1,509,285
1,506,166 Ginnie Mae II Pool , 3.00%, 8/20/52 1,315,380
2,009,601 Ginnie Mae II Pool , 3.00%, 9/20/52 1,754,023
4,875,988 Ginnie Mae II Pool , 2.50%, 2/20/53 4,093,463
4,212,642 Ginnie Mae II Pool , 3.50%, 2/20/53 3,760,818
2,788,780 Ginnie Mae II Pool , 2.50%, 3/20/53 2,335,185
1,751,913 Ginnie Mae II Pool , 2.50%, 4/20/53 1,470,218
4,062,677 Ginnie Mae II Pool , 3.00%, 3/20/54 3,556,508
1,187,567 Government National Mortgage Association 2017-76 , 0.74%, 12/16/56
(c)
52,663
35,648,598 Government National Mortgage Association 2018-170 , 1.10%, 11/16/60
(c)
3,231,171
50,952,950 Government National Mortgage Association 2020-121 , 0.88%, 8/16/60
(c)
3,123,788
21,695,457 Government National Mortgage Association 2020-155 , 1.27%, 9/16/60
(c)
1,864,800
31,987,224 Government National Mortgage Association 2020-177 , 0.81%, 6/16/62
(c)
1,900,914
47,116,442 Government National Mortgage Association 2020-179 , 1.01%, 9/16/62
(c)
3,262,738
38,696,681 Government National Mortgage Association 2020-41 , 0.99%, 1/16/62
(c)
2,714,038
51,871,788 Government National Mortgage Association 2021-10 , 1.00%, 5/16/63
(c)
3,976,958
42,081,983 Government National Mortgage Association 2021-150 , 1.04%, 11/16/63
(c)
3,259,923
49,293,820 Government National Mortgage Association 2021-157 , 0.88%, 9/16/63
(c)
2,950,698
32,634,257 Government National Mortgage Association 2021-17 , 1.05%, 1/01/61
(c)
2,519,270
41,806,643 Government National Mortgage Association 2021-170 , 0.99%, 5/16/63
(c)
2,980,103
69,074,847 Government National Mortgage Association 2021-198 , 0.81%, 11/16/61
(c)
3,838,593
10,260,913 Government National Mortgage Association 2021-22 , 0.98%, 5/16/63
(c)
719,707
36,166,407 Government National Mortgage Association 2021-51 , 1.02%, 10/16/62
(c)
2,528,137
29,936,829 Government National Mortgage Association 2022-2 , 0.82%, 4/16/62
(c)
1,536,517
67,928,057 Government National Mortgage Association 2022-4 , 0.86%, 3/16/64
(c)
4,413,150
13,992,242 Government National Mortgage Association 2024-178 , 0.68%, 7/16/66
(c)
816,040
136,557,249 Government National Mortgage Association 2024-47 , 0.75%, 6/16/64
(c)
7,030,145
48,312,833 Government National Mortgage Association 2025-109 , 0.60%, 5/16/67
(c)
2,721,085
43,449,166 Government National Mortgage Association 2025-31 , 0.58%, 8/16/67
(c)
2,645,668
108,662,744 Government National Mortgage Association 2025-53 , 0.51%, 10/16/66
(c)
5,599,141
28,232,439 Government National Mortgage Association 2025-74 , 0.69%, 2/16/67
(c)
1,462,844
29,857,779 Government National Mortgage Association 2026-57 , 0.52%, 3/16/66
(c)
1,665,467
TOTAL MORTGAGE-BACKED SECURITIES (Cost $447,122,668) 437,087,625
NON U.S. GOVERNMENT & AGENCIES — 2.3%
NON U.S. TREASURY — 1.6%
363,000,000 Mexican Bonos, 7.75%, 5/29/31 20,745,472
SOVEREIGN — 0.7%

North Square Strategic Income Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
NON U.S. GOVERNMENT & AGENCIES — 2.3% (Continued)
140,000,000 Republic of South Africa Government Bond, 8.88%, 2/28/35 $ 8,855,725
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $29,112,646) 29,601,197
U.S. GOVERNMENT & AGENCIES — 5.6%
U.S. TREASURY NOTES — 4.4%
30,300,000
United States Treasury Inflation Indexed Bonds, 1.88% , 1/15/36 29,732,304
18,860,000
United States Treasury Note/Bond, 3.50% , 1/15/29 18,490,167
8,485,000
United States Treasury Note/Bond, 3.75% , 1/31/31 8,238,239
56,460,710
U.S. TREASURY BONDS — 1.2%
17,045,000
United States Treasury Note/Bond, 4.63% , 11/15/55 15,455,687
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,184,712) 71,916,397
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value
PURCHASED CALL OPTIONS — 0.40%
2,800 E-Mini S&P 500® 12/21/2026 $ 8,300.00 $ – 5,635,000
TOTAL PURCHASED CALL OPTIONS (Cost $12,641,150) 5,635,000
TOTAL INVESTMENTS — 95.5% (Cost $1,250,181,599) $ 1,228,792,430
Other Assets in Excess of Liabilities —  4.5% 58,396,045
NET ASSETS — 100.0% $ 1,287,188,475
(a) Non-income producing security.
(b) Affiliated Company.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2026 the total market value of 144A securities is $200,043,560 or 15.5% of net assets.
(e) Security is perpetual in nature and has no stated maturity date.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Funds

North Square Strategic Income Fund
Schedule of Futures Contracts
August 31, 2026 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
644 2-Year U.S. Treasury Note Future 01/01/2027 $ 132,170,938 $ (301,875)
622 Ultra U.S. Treasury Bond Future 12/22/2026 68,439,438 (524,637)
$ (826,512)
Short Contracts
(455) 10-Year U.S. Treasury Note Future 12/22/2026 $ (48,983,594) $ 7,109
(378) 5-Year U.S. Treasury Note Future 01/01/2027 (39,955,781) 197,860
(543) E-Mini S&P 500® Index Future 09/21/2026 (209,027,850) (1,474,334)
(567) Ultra 10-Year U.S. Treasury Note Future 12/22/2026 (62,042,203) 487,266
$ (782,099)

North Square Strategic Income Fund
Schedule of Credit Default Swap Contracts
August 31, 2026 (Unaudited)
* Buy Protection
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Description
Fixed Deal
(Pay)Rate Maturity Date Notional Value Fair Value
Amortized
Upfront
Payments Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG Series 46* 1.00% 6/20/2031 $ 610,000,000 (22,026,048) (10,812,267) $ (11,213,781)
$ (11,213,781)

North Square Small Cap Value Fund
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 8.2%
APPAREL & TEXTILE PRODUCTS — 1.4%
40,021 Kontoor Brands, Inc. $ 3,017,984
AUTOMOTIVE — 1.3%
22,049 Lear Corp. 2,755,904
CONSUMER SERVICES — 1.0%
118,441 Upbound Group, Inc. 2,167,470
HOME CONSTRUCTION — 1.7%
61,974 Interface, Inc. 2,350,054
7,787 M/I Homes, Inc.
(a)
1,158,784
3,508,838
RETAIL - DISCRETIONARY — 2.8%
30,010 Academy Sports & Outdoors, Inc. 1,289,230
46,596 Advance Auto Parts, Inc. 1,965,419
158,619 Sally Beauty Holdings, Inc.
(a)
2,598,179
5,852,828
TOTAL  CONSUMER DISCRETIONARY 17,303,024
CONSUMER STAPLES — 0.5%
FOOD — 0.5%
87,077 Herbalife Ltd.
(a)
956,976
TOTAL  CONSUMER STAPLES 956,976
ENERGY — 9.7%
OIL & GAS PRODUCERS — 7.3%
8,884 Chord Energy Corp. 1,306,925
13,889 Gulfport Energy Corp.
(a)
2,492,381
79,974 Murphy Oil Corp. 2,912,653
109,517 SM Energy Co. 4,071,842
76,682 Talos Energy, Inc.
(a)
1,323,532
262,187 Whitecap Resources, Inc. 3,390,078
15,497,411
OIL & GAS SERVICES & EQUIPMENT — 1.1%
33,959 Innovex International, Inc.
(a)
1,041,522
13,164 Nabors Industries Ltd.
(a)
1,232,677
2,274,199
RENEWABLE ENERGY — 1.3%
14,973 EnerSys 2,752,936
TOTAL  ENERGY 20,524,546
FINANCIALS — 24.9%
BANKING — 16.1%
62,682 Ameris Bancorp 5,280,958
106,837 Cathay General Bancorp 6,539,493

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
FINANCIALS — 24.9% (Continued)
BANKING — 16.1% (Continued)
32,596 First Financial Bancorp $ 1,063,607
97,491 Hancock Whitney Corp. 7,262,105
70,880 International Bancshares Corp. 4,972,941
132,266 OFG Bancorp 6,884,445
38,513 Old National Bancorp 985,163
19,008 United Bankshares , Inc. 895,847
33,884,559
INSTITUTIONAL FINANCIAL SERVICES — 1.0%
29,448 StoneX Group, Inc.
(a)
2,016,599
INSURANCE — 5.1%
28,618 Jackson Financial, Inc. 3,818,500
54,798 Kemper Corp. 1,544,208
219,474 Pelagos Insurance Capital Ltd. 5,357,360
10,720,068
SPECIALTY FINANCE — 2.7%
18,829 Enova International, Inc.
(a)
4,268,911
84,241 Finance Of America Companies, Inc.
(a)
1,495,278
5,764,189
TOTAL  FINANCIALS 52,385,415
HEALTH CARE — 6.5%
BIOTECH & PHARMA — 1.4%
13,738 ANI Pharmaceuticals, Inc.
(a)
1,006,308
7,788 Cytokinetics, Inc.
(a)
552,247
81,410 Ocular Therapeutix , Inc.
(a)
853,991
19,531 Zenas Biopharma, Inc.
(a)
631,242
3,043,788
HEALTH CARE FACILITIES & SERVICES — 3.0%
438,796 AdaptHealth Corp.
(a)
2,452,870
146,146 Pediatrax Medical Group, Inc.
(a)
3,833,409
6,286,279
MEDICAL EQUIPMENT & DEVICES — 2.1%
55,581 Livanova PLC
(a)
4,435,920
TOTAL  HEALTH CARE 13,765,987
INDUSTRIALS — 17.8%
COMMERCIAL SUPPORT SERVICES — 2.5%
44,100 ABM Industries, Inc. 2,056,383
143,017 Healthcare Services Group, Inc.
(a)
3,144,944
5,201,327
ELECTRICAL EQUIPMENT — 3.0%
31,750 Belden, Inc. 3,634,105

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
INDUSTRIALS — 17.8% (Continued)
ELECTRICAL EQUIPMENT — 3.0% (Continued)
42,789 Ralliant Corp. $ 2,641,365
6,275,470
ENGINEERING & CONSTRUCTION — 0.6%
21,798 Fluor Corp.
(a)
1,188,209
INDUSTRIAL INTERMEDIATE PRODUCTS — 2.6%
18,821 Timken Co. (The) 2,266,989
7,113 Valmont Industries, Inc. 3,340,692
5,607,681
INDUSTRIAL SUPPORT SERVICES — 0.4%
15,672 ADI Global Distribution, Inc.
(a)
342,736
31,343 Resideo Technologies, Inc.
(a)
606,800
949,536
MACHINERY — 3.9%
11,466 Alamo Group, Inc. 1,887,074
91,452 Gates Industrial Corp. Ltd.
(a)
2,339,342
61,689 Terex Corp. 3,917,869
8,144,285
TRANSPORTATION & LOGISTICS — 4.8%
23,953 Copa Holdings SA, Class A 3,028,857
87,083 Global Ship Lease, Inc., Class A 3,879,548
35,604 Teekay Tankers Ltd., Class A 3,191,542
10,099,947
TOTAL  INDUSTRIALS 37,466,455
MATERIALS — 8.2%
CHEMICALS — 2.7%
50,130 Minerals Technologies, Inc. 3,555,220
348,104 Orion Engineered Carbons SA 2,172,169
5,727,389
CONSTRUCTION MATERIALS — 0.5%
25,670 Apogee Enterprises, Inc. 1,002,670
METALS & MINING — 4.1%
63,171 Century Aluminum Co.
(a)
2,891,337
98,359 Coeur Mining, Inc. 2,043,900
41,893 Gold.com, Inc. 1,883,928
94,930 Hecla Mining Co. 1,886,259
8,705,424
STEEL — 0.9%
54,299 Worthington Steel, Inc. 1,870,601
TOTAL  MATERIALS 17,306,084

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
REAL ESTATE — 5.5%
REAL ESTATE SERVICES — 1.1%
150,242 Newmark Group, Inc., Class A $ 2,288,186
REIT — 4.4%
225,944 Apple Hospitality REIT, Inc. 3,603,807
94,825 Cousins Properties, Inc. 2,748,977
21,658 Innovative Industrial Properties, Inc. 1,232,773
73,377 NexPoint Residential Trust, Inc. 1,739,768
9,325,325
TOTAL  REAL ESTATE 11,613,511
TECHNOLOGY — 9.2%
SOFTWARE — 1.2%
21,958 Pegasystems, Inc. 808,274
57,859 Teradata Corp.
(a)
1,677,911
2,486,185
TECHNOLOGY HARDWARE — 5.7%
41,955 Avnet, Inc. 3,757,490
78,998 Daktronics, Inc.
(a)
1,542,831
79,780 Knowles Corp.
(a)
2,726,880
101,270 NetScout Systems, Inc.
(a)
3,932,314
11,959,515
TECHNOLOGY SERVICES — 2.3%
73,270 Amentum Holdings, Inc.
(a)
1,464,667
26,689 Science Applications International Corp. 3,422,064
4,886,731
TOTAL  TECHNOLOGY 19,332,431
UTILITIES — 5.5%
ELECTRIC UTILITIES — 1.1%
61,420 Avista Corp. 2,282,367
GAS & WATER UTILITIES — 4.4%
42,492 National Fuel Gas Co. 3,529,386
56,852 Northwest Natural Holding Co. 2,789,728
79,470 UGI Corp. 3,055,621
9,374,735
TOTAL  UTILITIES 11,657,102
TOTAL COMMON STOCKS (Cost $173,991,357) 202,311,531

North Square Small Cap Value Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
SHORT-TERM INVESTMENTS — 4.0%
8,427,104 First American Government Obligations Fund, Class X, 3.60%
(b)
$ 8,427,104
TOTAL SHORT-TERM INVESTMENTS (Cost $8,427,104) 8,427,104
TOTAL INVESTMENTS — 100.0% (Cost $182,418,461) $ 210,738,635
Other Assets in Excess of Liabilities —  0.0%
(c)
5,258
NET ASSETS — 100.0% $ 210,743,893
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2026.
(c) Percentage rounds to less than 0.1%.

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 22.7%
COMMUNICATIONS — 2.0%
TELECOMMUNICATIONS — 2.0%
89,000 AT&T, Inc., 5.00%
(a)
$ 1,568,180
TOTAL COMMUNICATIONS 1,568,180
FINANCIALS — 20.2%
ASSET MANAGEMENT — 2.9%
85,000 Charles Schwab Corp. (The), Series J, 4.45%
(a)
1,434,800
36,300 Charles Schwab Corp. (The), Series D, 5.95%
(a)
843,249
2,278,049
BANKING — 12.3%
35,000 Bank of America Corp., Series NN, 4.38%
(a)
582,750
49,500 Citizens Financial Group, Inc., 5.00%
(a)
899,910
45,000 Citizens Financial Group, Inc., 6.50%
(a)
1,116,450
43,782 Fifth Third Bancorp, 6.88%
(a)
1,130,013
8,938 First Horizon Corp., 4.70%
(a)
152,125
27,200 Huntington Bancshares, Inc., Series J, 6.88%
(a)
685,440
39,300 KeyCorp, Series H, 6.20%
(a)
989,181
31,859 KeyCorp, 5.65%
(a)
649,924
36,500 M&T Bank Corp., Series J, 7.50%
(a)
978,200
19,000 Regions Financial Corp., 6.95%
(a)
483,740
7,481 Santander Holdings USA, Inc., 5.25%
(a)
156,727
69,500 Truist Financial Corp., 5.25%
(a)
1,343,435
18,450 UMB Financial Corp., 7.75%
(a)
488,925
7,500 US Bancorp, Series M, 4.00%
(a)
112,575
9,769,395
INSTITUTIONAL FINANCIAL SERVICES — 2.5%
45,500 Morgan Stanley, 4.25%
(a)
747,110
50,500 Morgan Stanley, 6.50%
(a)
1,269,570
2,016,680
INSURANCE — 0.9%
25,969 Allstate Corp. (The), 7.38%
(a)
671,299
SPECIALTY FINANCE — 1.6%
36,250 Capital One Financial Corp., 5.00%
(a)
633,650
24,647 Synchrony Financial, Series B, 8.25%
(a)
638,357
1,272,007
TOTAL FINANCIALS 16,007,430

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 22.7% (Continued)
UTILITIES — 0.5%
ELECTRIC UTILITIES — 0.5%
24,250 CMS Energy Corp., 4.20%
(a)
$ 394,062
TOTAL UTILITIES 394,062
TOTAL PREFERRED STOCKS (Cost $18,751,336) 17,969,672
P r i nc i p a l
Amo u nt ($)
CORPORATE BONDS — 73.8%
CONSUMER DISCRETIONARY — 2.5%
AUTOMOTIVE — 2.5%
1,950,000 General Motors Financial Co., Inc., 6.50%, 3/30/73 (SOFR + 344bps)
(a)(b)
1,958,250
TOTAL  CONSUMER DISCRETIONARY 1,958,250
ENERGY — 5.2%
OIL & GAS PRODUCERS — 5.2%
2,075,000 BP Capital Markets PLC, 6.45%, 3/01/74 (H15T5Y + 240bps)
(a)(b)
2,131,544
2,000,000 Venture Global LNG, Inc., 9.00%, 3/30/74
(a)(b)(c)
2,025,296
4,156,840
TOTAL  ENERGY 4,156,840
FINANCIALS — 63.6%
ASSET MANAGEMENT — 2.1%
1,525,000 UBS Group A.G., 9.25%, 5/13/72 (H15T5Y + 475bps)
(a)(b)(c)
1,632,163
BANKING — 46.5%
1,300,000 Banco Bilbao Vizcaya Argentaria S.A., 9.38%, 9/19/73 (H15T5Y + 510bps)
(a)
(b)
1,408,841
1,200,000 Banco Santander S.A., 9.63%, 2/21/73 (H15T5Y + 531bps)
(a)(b)
1,296,154
2,200,000 Bank of America Corp., 6.63%, 8/01/73
(a)(b)
2,257,730
1,950,000 Bank of Montreal, 7.70%, 5/26/84 (H15T5Y + 345bps)
(b)
2,038,553
1,700,000 Bank of Nova Scotia (The), Series 4, 8.63%, 10/27/82 (H15T5Y + 439bps)
(b)
1,765,453
1,000,000 BNP Paribas S.A., 8.00%, 2/22/74 (H15T5Y + 373bps)
(a)(b)(c)
1,058,399
2,050,000 Canadian Imperial Bank of Commerce, 7.00%, 10/28/85 (H15T5Y +
300bps)
(b)
2,083,360
2,425,000 Citigroup, Inc., 7.63%, 2/15/72 (H15T5Y + 321bps)
(a)(b)
2,538,456
1,000,000 Credit Agricole S.A., 7.13%, 9/23/75 (SOFR + 358bps)
(a)(b)(c)
1,010,533
200,000 First Citizens BancShares , Inc., 7.90%, 6/15/70 (TSFR3M + 423bps)
(a)(b)(c)
200,887
1,400,000 HSBC Holdings PLC, 7.05%, 12/05/73 (H15T5Y + 299bps)
(a)(b)
1,432,925
1,000,000 ING Groep N.V., 7.00%, 11/16/75 (SOFR + 359bps)
(a)(b)
1,020,847
2,650,000 JPMorgan Chase & Co., 6.88%, 3/01/74 (H15T5Y + 274bps)
(a)(b)
2,749,592
1,250,000 Lloyds Banking Group PLC, 8.00%, 3/27/70 (H15T5Y + 391bps)
(a)(b)
1,327,276
1,050,000 NatWest Group PLC, 8.13%, 6/30/72 (H15T5Y + 375bps)
(a)(b)
1,146,662
1,000,000 Nordea Bank Abp , 6.75%, 11/10/75 (H15T5Y + 272bps)
(a)(b)(c)
1,002,768

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 73.8% (Continued)
FINANCIALS — 63.6% (continued)
BANKING — 46.5% (continued)
2,125,000 PNC Financial Services Group, Inc. (The), 6.25%, 6/15/73 (H15T7Y +
281bps)
(a)(b)
$ 2,159,829
2,000,000 Royal Bank of Canada, 7.50%, 5/02/84 (H15T5Y + 289bps)
(b)
2,069,016
1,250,000 Standard Chartered PLC, 7.75%, 2/15/73 (H15T5Y + 498bps)
(a)(b)(c)
1,282,360
2,050,000 Toronto-Dominion Bank (The), 8.13%, 10/31/82 (H15T5Y + 408bps)
(b)
2,118,396
300,000 Truist Financial Corp., Series N, 6.67%, 3/01/73 (H15T5Y + 300bps)
(a)(b)
301,286
2,160,000 US Bancorp, 5.30%, 12/29/49 (SOFR + 291bps)
(a)(b)
2,157,691
2,365,000 Wells Fargo & Co., 7.63%, 9/15/73 (H15T5Y + 361bps)
(a)(b)
2,462,195
36,889,209
INSTITUTIONAL FINANCIAL SERVICES — 8.6%
2,075,000 Bank of New York Mellon Corp. (The), 6.30%, 3/20/74 (H15T5Y + 230bps)
(a)
(b)
2,121,279
2,160,000 Goldman Sachs Group, Inc. (The), 7.50%, 8/18/70 (H15T5Y + 316bps)
(a)(b)
2,249,091
350,000 Morgan Stanley, 7.09%, 9/15/70 (TSFR3M + 342bps)
(a)(b)
353,927
2,050,000 State Street Corp., 6.70%, 3/15/74 (H15T5Y + 261bps)
(a)(b)
2,098,960
6,823,257
SPECIALTY FINANCE — 6.4%
1,550,000 Air Lease Corp., 6.00%, 9/15/73 (H15T5Y + 256bps)
(a)(b)
1,505,637
1,500,000 Ally Financial, Inc., 7.10%, 8/15/74 (H15T5Y + 315bps)
(a)(b)
1,517,972
2,100,000 Capital One Financial Corp., 5.50%, 10/30/73 (TSFR3M + 334bps)
(a)(d)
2,093,664
5,117,273
TOTAL  FINANCIALS 50,461,902
UTILITIES — 2.5%
ELECTRIC UTILITIES — 2.5%
1,900,000 Vistra Corp., 8.88%, 1/15/71 (H15T5Y + 505bps)
(a)(b)(c)
2,026,209
TOTAL  UTILITIES 2,026,209
TOTAL CORPORATE BONDS (Cost $58,833,233) 58,603,201
TOTAL INVESTMENTS — 96.5% (Cost $77,584,569) $ 76,572,873
Other Assets in Excess of Liabilities —  3.5% 2,790,125
NET ASSETS — 100.0% $ 79,362,998
(a) Security is perpetual in nature and has no stated maturity date.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of August 31, 2026 the total market value of 144A securities is $10,238,615 or 12.9% of net assets.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

North Square Growth Opportunities ETF
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 98.9%
COMMUNICATIONS — 17.5%
ADVERTISING & MARKETING — 0.3%
490 AppLovin Corp., Class A
(a)
$ 152,909
CABLE & SATELLITE — 0.2%
980 Space Exploration Technologies Corp., Class A
(a)
140,816
INTERNET MEDIA & SERVICES — 17.0%
980 Airbnb, Inc., Class A
(a)
179,556
20,586 Alphabet, Inc., Class A 6,985,859
1,470 Booking Holdings, Inc. 292,662
980 DoorDash , Inc., Class A
(a)
227,105
3,438 Meta Platforms, Inc., Class A 1,967,705
8,091 Netflix, Inc.
(a)
655,776
245 Spotify Technology S.A.
(a)
133,187
10,441,850
TOTAL  COMMUNICATIONS 10,735,575
CONSUMER DISCRETIONARY — 7.4%
AUTOMOTIVE — 3.7%
14,892 Contemporary Amperex Technology Co. Ltd. - ADR 282,054
5,390 Tesla, Inc.
(a)
1,983,251
2,265,305
E-COMMERCE DISCRETIONARY — 1.4%
1,515 Amazon.com, Inc.
(a)
393,552
245 MercadoLibre , Inc.
(a)
474,369
867,921
LEISURE FACILITIES & SERVICES — 1.1%
490 Hilton Worldwide Holdings, Inc. 154,977
490 Marriott International Inc, Class A 167,462
490 Royal Caribbean Cruises Ltd. 131,683
1,715 Starbucks Corp. 182,219
636,341
RETAIL - DISCRETIONARY — 1.2%
1,960 Carvana Co.
(a)
143,981
1,470 Home Depot, Inc. (The) 481,910
980 TJX Companies, Inc. (The) 131,232
757,123
TOTAL  CONSUMER DISCRETIONARY 4,526,690
CONSUMER STAPLES — 1.0%
RETAIL - CONSUMER STAPLES — 1.0%
490 Costco Wholesale Corp. 462,506
1,470 Walmart, Inc. 154,159
616,665
TOTAL  CONSUMER STAPLES 616,665

North Square Growth Opportunities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 98.9% (Continued)
ENERGY — 0.4%
OIL & GAS PRODUCERS — 0.4%
735 Targa Resources Corp. $ 215,833
TOTAL  ENERGY 215,833
FINANCIALS — 0.8%
ASSET MANAGEMENT — 0.5%
1,225 Blackstone, Inc. 175,469
1,470 Robinhood Markets, Inc., Class A
(a)
154,071
329,540
BANKING — 0.2%
7,350 NU Holdings Ltd., Class A
(a)
106,942
SPECIALTY FINANCE — 0.1%
245 American Express Co. 80,892
TOTAL  FINANCIALS 517,374
HEALTH CARE — 5.2%
BIOTECH & PHARMA — 3.7%
524 AbbVie, Inc. 134,364
490 Alnylam Pharmaceuticals, Inc.
(a)
117,938
735 Amgen, Inc. 315,962
1,470 Eli Lilly & Co. 1,700,393
2,268,657
HEALTH CARE FACILITIES & SERVICES — 0.6%
490 Cencora , Inc. 158,564
245 McKesson Corp. 216,903
375,467
MEDICAL EQUIPMENT & DEVICES — 0.9%
245 IDEXX Laboratories, Inc.
(a)
136,389
735 Intuitive Surgical, Inc.
(a)
276,992
490 Natera , Inc.
(a)
157,761
571,142
TOTAL  HEALTH CARE 3,215,266
INDUSTRIALS — 8.0%
AEROSPACE & DEFENSE — 2.3%
980 Boeing Co. (The)
(a)
203,624
2,205 GE Aerospace Co. 740,241
735 Howmet Aerospace, Inc. 180,038
490 Lockheed Martin Corp., Class B 275,003
1,398,906
COMMERCIAL SUPPORT SERVICES — 0.2%
735 Cintas Corp. 148,316
ELECTRICAL EQUIPMENT — 3.9%
7,837 ABB Ltd. - ADR 763,716

North Square Growth Opportunities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 98.9% (Continued)
INDUSTRIALS — 8.0% (Continued)
ELECTRICAL EQUIPMENT — 3.9% (Continued)
2,381 Amphenol Corp., Class A $ 377,508
735 Bloom Energy Corp., Class A
(a)
151,630
626 GE Vernova , Inc. 562,480
490 Trane Technologies PLC 217,756
1,245 Vertiv Holdings Co., Class A 322,106
2,395,196
ENGINEERING & CONSTRUCTION — 0.3%
245 Quanta Services, Inc. 148,737
MACHINERY — 1.3%
980 Caterpillar, Inc. 781,520
TOTAL  INDUSTRIALS 4,872,675
MATERIALS — 0.2%
METALS & MINING — 0.2%
1,225 Anglogold Ashanti PLC 137,592
TOTAL  MATERIALS 137,592
REAL ESTATE — 0.5%
REIT — 0.5%
735 American Tower Corp., Class A 129,140
735 Simon Property Group, Inc. 156,055
285,195
TOTAL  REAL ESTATE 285,195
TECHNOLOGY — 57.6%
SEMICONDUCTORS — 29.7%
2,943 Advanced Micro Devices, Inc.
(a)
1,385,329
2,083 Applied Materials, Inc. 954,826
8,433 Broadcom, Inc. 3,123,077
2,695 KLA Corp. 472,838
3,350 Lam Research Corp. 1,009,991
750 Marvell Technology, Inc. 158,745
2,146 Micron Technology, Inc. 2,057,435
40,279 Nvidia Corp. 8,892,798
409 Teradyne, Inc. 143,080
18,198,119
SOFTWARE — 13.5%
735 Adobe, Inc.
(a)
215,201
735 Autodesk, Inc.
(a)
190,020
624 Cadence Design Systems, Inc.
(a)
211,399
1,672 Cloudflare, Inc., Class A
(a)
510,144
1,783 Crowdstrike Holdings, Inc., Class A
(a)
411,873
735 Datadog, Inc., Class A
(a)
174,224
1,470 Fortinet, Inc.
(a)
251,267

North Square Growth Opportunities ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 98.9% (Continued)
TECHNOLOGY — 57.6% (Continued)
SOFTWARE — 13.5% (Continued)
6,739 Microsoft Corp. $ 3,418,627
3,675 Oracle Corp. 548,016
6,708 Palantir Technologies, Inc., Class A
(a)
1,250,237
1,470 Palo Alto Networks, Inc.
(a)
561,731
1,715 ServiceNow, Inc.
(a)
253,803
735 Snowflake, Inc., Class A
(a)
243,601
8,240,143
TECHNOLOGY HARDWARE — 11.0%
15,905 Apple, Inc. 5,039,499
2,194 Arista Networks, Inc.
(a)
429,344
319 Ciena Corp.
(a)
122,113
1,943 Corning, Inc. 288,982
163 Lumentum Holdings, Inc.
(a)
149,106
245 Sandisk Corp.
(a)
383,842
783 Western Digital Corp. 352,781
6,765,667
TECHNOLOGY SERVICES — 3.4%
1,470 Mastercard, Inc., Class A 866,286
3,185 Visa, Inc., Class A 1,208,293
2,074,579
TOTAL  TECHNOLOGY 35,278,508
UTILITIES — 0.3%
ELECTRIC UTILITIES — 0.3%
1,470 Vistra Corp. 201,934
TOTAL  UTILITIES 201,934
TOTAL COMMON STOCKS (Cost $60,498,047) 60,603,307
TOTAL INVESTMENTS — 98.9% (Cost $60,498,047) $ 60,603,307
Other Assets in Excess of Liabilities —  1.1% 661,932
NET ASSETS — 100.0% $ 61,265,239
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Funds

North Square Disciplined Value ETF
Schedule of Investments
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 97.4%
COMMUNICATIONS — 8.3%
ENTERTAINMENT CONTENT — 1.5%
17,048 Fox Corp., Class A $ 1,148,183
INTERNET MEDIA & SERVICES — 2.9%
6,709 Alphabet, Inc., Class C 2,250,266
TELECOMMUNICATIONS — 3.9%
59,556 Verizon Communications, Inc. 2,978,991
TOTAL  COMMUNICATIONS 6,377,440
CONSUMER DISCRETIONARY — 8.7%
APPAREL & TEXTILE PRODUCTS — 1.2%
7,710 Tapestry, Inc. 951,337
AUTOMOTIVE — 2.0%
17,831 General Motors Co. 1,539,172
E-COMMERCE DISCRETIONARY — 5.5%
13,174 Amazon.com, Inc.
(a)
3,422,210
7,503 eBay, Inc. 777,010
4,199,220
TOTAL  CONSUMER DISCRETIONARY 6,689,729
CONSUMER STAPLES — 5.9%
BEVERAGES — 1.4%
9,792 Coca-Cola Europacific Partners PLC 1,057,732
RETAIL - CONSUMER STAPLES — 1.9%
8,598 Dollar General Corp. 1,089,797
7,162 Kroger Co. (The) 412,101
1,501,898
TOBACCO & CANNABIS — 2.6%
29,344 Altria Group, Inc. 2,009,477
TOTAL  CONSUMER STAPLES 4,569,107
ENERGY — 7.7%
OIL & GAS PRODUCERS — 7.7%
6,410 Chevron Corp. 1,321,357
10,676 EOG Resources, Inc. 1,547,593
23,710 Shell PLC - ADR 2,168,280
2,417 Valero Energy Corp. 867,510
5,904,740
TOTAL  ENERGY 5,904,740
FINANCIALS — 20.1%
ASSET MANAGEMENT — 2.0%
2,779 Ameriprise Financial, Inc. 1,537,093

North Square Disciplined Value ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 97.4% (Continued)
FINANCIALS — 20.1% (Continued)
BANKING — 8.9%
16,436 Citigroup, Inc. $ 2,163,306
5,739 JPMorgan Chase & Co. 2,043,199
43,064 US Bancorp 2,651,881
6,858,386
INSTITUTIONAL FINANCIAL SERVICES — 4.1%
11,599 Bank of New York Mellon Corp. (The) 1,870,687
1,224 Goldman Sachs Group, Inc. (The) 1,255,702
3,126,389
INSURANCE — 2.9%
16,406 Hartford Insurance Group, Inc. (The) 2,253,856
SPECIALTY FINANCE — 2.2%
22,340 Synchrony Financial 1,721,967
TOTAL  FINANCIALS 15,497,691
HEALTH CARE — 12.8%
BIOTECH & PHARMA — 8.1%
7,665 AbbVie, Inc. 1,965,459
14,450 Bristol-Myers Squibb Co. 965,404
78,360 Pfizer, Inc. 2,230,126
23,491 Sanofi S.A. - ADR 1,042,061
6,203,050
HEALTH CARE FACILITIES & SERVICES — 4.7%
6,100 Cigna Group (The) 1,684,088
2,929 Elevance Health, Inc. 1,149,750
3,356 Quest Diagnostics, Inc. 806,447
3,640,285
TOTAL  HEALTH CARE 9,843,335
INDUSTRIALS — 9.8%
AEROSPACE & DEFENSE — 2.5%
3,271 General Dynamics Corp. 1,214,686
3,271 RTX Corp. 679,484
1,894,170
INDUSTRIAL SUPPORT SERVICES — 1.1%
819 United Rentals, Inc. 850,122
MACHINERY — 1.3%
1,259 Caterpillar, Inc. 1,004,015
TRANSPORTATION & LOGISTICS — 2.5%
25,005 Delta Air Lines, Inc. 1,950,390

North Square Disciplined Value ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 97.4% (Continued)
INDUSTRIALS — 9.8% (Continued)
TRANSPORTATION EQUIPMENT — 2.4%
3,325 Cummins, Inc. $ 1,876,630
TOTAL  INDUSTRIALS 7,575,327
MATERIALS — 2.9%
CHEMICALS — 0.9%
5,332 CF Industries Holdings, Inc. 693,320
METALS & MINING — 0.7%
4,133 Newmont Goldcorp Corp. 521,006
STEEL — 1.3%
4,194 Nucor Corp. 1,046,990
TOTAL  MATERIALS 2,261,316
REAL ESTATE — 2.7%
REIT — 2.7%
4,831 Simon Property Group, Inc. 1,025,718
18,212 VICI Properties, Inc. 467,138
8,829 WP Carey, Inc. 617,677
2,110,533
TOTAL  REAL ESTATE 2,110,533
TECHNOLOGY — 16.4%
SEMICONDUCTORS — 1.6%
691 Micron Technology, Inc. 662,482
2,720 Nvidia Corp. 600,522
1,263,004
SOFTWARE — 7.5%
2,043 Intuit, Inc. 734,050
6,003 Microsoft Corp. 3,045,262
5,342 Salesforce, Inc. 1,375,778
6,515 Zoom Communications, Inc.
(a)
629,870
5,784,960
TECHNOLOGY HARDWARE — 7.3%
9,331 Apple, Inc. 2,956,528
2,435 Arrow Electronics, Inc.
(a)
497,787
6,230 Avnet, Inc. 557,959
1,426 Dell Technologies, Inc., Class C 650,270
5,015 NetApp, Inc. 929,229
5,591,773
TOTAL  TECHNOLOGY 12,639,737
UTILITIES — 2.1%
ELECTRIC UTILITIES — 2.1%
15,016 Edison International 810,563

North Square Disciplined Value ETF
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 97.4% (Continued)
UTILITIES — 2.1% (Continued)
ELECTRIC UTILITIES — 2.1% (Continued)
10,014 NextEra Energy, Inc. $ 824,553
1,635,116
TOTAL  UTILITIES 1,635,116
TOTAL COMMON STOCKS (Cost $72,798,888) 75,104,071
TOTAL INVESTMENTS — 97.4% (Cost $72,798,888) $ 75,104,071
Other Assets in Excess of Liabilities —  2.6% 1,999,534
NET ASSETS — 100.0% $ 77,103,605
(a) Non-income producing security.
ADR - American Depositary Receipt.